UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-3.92%	9.87%	6.12%
Class T (incl. 4.00% sales charge)	-3.84%	9.87%	6.11%
Class B (incl. contingent deferred sales charge) A	-5.32%	9.70%	6.01%
Class C (incl. contingent deferred sales charge) B	-1.62%	9.93%	5.73%

A Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economic recovery pushed on during the 12-month period ending December 31, 2013, but many bond categories suffered amid shifting sentiment toward riskier assets, tighter U.S. monetary policy and rising market interest rates. In the spring and summer, signals from the U.S. Federal Reserve that it could begin tapering its stimulative bond-buying programs prior to year-end prompted interest rates to swell. Strong global economic data also tempered demand for higher-quality, rate-sensitive bonds. Most markets rebounded in September and October because the Fed refrained from tapering. But by period end, the Fed had announced it would begin to dial back its bond purchases in January 2014. Domestic high-yield bonds, bolstered by strong credit fundamentals, were the only major fixed-income asset class to produce a positive result, with the The BofA Merrill LynchSM US High Yield Constrained Index advancing 7.41%. Meanwhile, U.S. government bonds struggled amid upward pressure on rates, and the Barclays® U.S. Government Bond Index posted a -2.60% return. Non-U.S. developed markets fared only slightly better overall, while emerging-markets debt was even deeper in the red, with the asset class sharply reversing course after several years of strong advances. The Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index and the J.P. Morgan Emerging Markets Bond Index Global returned -1.59% and -6.58%, respectively.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 0.08%, 0.17%, -0.54% and -0.66%, respectively (excluding sales charges), short of the 0.87% result of the Fidelity Strategic Income Composite IndexSM. On a relative basis, security selection in the fund's high-yield bond subportfolio was the biggest detractor from results. It was a relatively healthy environment for high yield, as investors' appetite for riskier assets grew amid global economic improvement and yields were on the rise. So, the fund's overweighting in this asset class contributed, but not enough to offset what we lost from security selection. Conversely, relative results were boosted by our choices within emerging-markets (EM) debt. In aggregate, our asset allocation decisions benefited results; however, security selection within the fund's subportfolios was essentially flat. Within the individual subportfolios, the high-yield sleeve had a tough run due to investments in higher-quality, longer-duration credits, which came under pressure after the Fed announced it would begin tapering its asset-purchase program. On the flip side, security selection in the EM debt subportfolio was lifted by positioning in Argentina, including a notable overweighting and solid picks among corporate bonds and short-dated securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	.97%
Actual		$ 1,000.00	$ 1,025.30	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94
Class T	.97%
Actual		$ 1,000.00	$ 1,025.40	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94
Class B	1.67%
Actual		$ 1,000.00	$ 1,021.60	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.79	$ 8.49
Class C	1.72%
Actual		$ 1,000.00	$ 1,021.60	$ 8.76
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,027.00	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of December 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.7	18.7
Freddie Mac	2.5	2.3
Canadian Government	2.4	2.1
Ginnie Mae	2.4	2.2
Japan Government	2.4	2.3
	25.4
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.6	7.8
Consumer Discretionary	8.0	7.0
Energy	7.0	6.7
Telecommunication Services	5.3	4.8
Industrials	5.3	4.7
Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations† 25.2%	U.S. Government and U.S. Government Agency Obligations† 28.8%
AAA,AA,A 11.2%	AAA,AA,A 11.3%
BBB 11.6%	BBB 9.9%
BB 18.1%	BB 14.6%
B 19.7%	B 22.2%
CCC,CC,C 8.3%	CCC,CC,C 5.6%
D 0.0%*	D 0.0%*
Not Rated 1.8%	Not Rated 2.8%
Equities 1.4%	Equities 1.0%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 3.8%

† Includes NCUA Guaranteed Notes.
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2013*	As of June 30, 2013**
Preferred Securities 0.9%	Preferred Securities 0.6%
Corporate Bonds 44.7%	Corporate Bonds 41.3%
U.S. Government and U.S. Government Agency Obligations† 25.2%	U.S. Government and U.S. Government Agency Obligations† 28.8%
Foreign Government & Government Agency Obligations 22.4%	Foreign Government & Government Agency Obligations 22.0%
Bank Loan Obligations 2.4%	Bank Loan Obligations 2.2%
Stocks 1.4%	Stocks 1.0%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.7%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

* Foreign investments	36.4%	** Foreign investments	35.3%
* Futures and Swaps	1.5%	** Futures and Swaps	0.7%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.7%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.8%
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	$ 1,066
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(l)		2,025	2,015
Chassix, Inc. 9.25% 8/1/18 (f)		6,565	6,992
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,882
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,488
6% 9/15/23		3,475	3,484
6.5% 2/15/19		3,770	4,006
6.75% 2/15/21		1,400	1,505
Delphi Corp.:
5% 2/15/23		9,005	9,264
5.875% 5/15/19		5,365	5,673
6.125% 5/15/21		5,255	5,826
Exide Technologies 8.625% 2/1/18 (c)		2,135	1,527
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,468
Lear Corp. 4.75% 1/15/23 (f)		6,305	5,911
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		2,010	2,116
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		3,055	3,002
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(l)		4,095	4,341
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,528
Tenneco, Inc. 6.875% 12/15/20		6,205	6,779
			76,873
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/49 (c)		1,605	0
7.2% 1/15/11 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		1,500	1,508
LKQ Corp. 4.75% 5/15/23 (f)		1,090	1,014
			2,522
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		$ 18,715	$ 20,353
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	16,680	6,646
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,695	4,519
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,508
FelCor Lodging LP 5.625% 3/1/23		4,185	4,080
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	12,186
MCE Finance Ltd. 5% 2/15/21 (f)		11,220	10,940
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(l)		2,333	2,342
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,618
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,135
Playa Resorts Holding BV 8% 8/15/20 (f)		1,295	1,374
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,306
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	738
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,346
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		584	117
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		7,305	6,848
5.375% 3/15/22		14,400	14,544
7.75% 8/15/20		22,030	24,729
Wynn Macau Ltd. 5.25% 10/15/21 (f)		4,625	4,648
			111,624
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		3,165	3,181
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,692
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,124
4.75% 2/15/23		2,020	1,919
5.75% 8/15/23		1,725	1,755
Jarden Corp. 6.125% 11/15/22		100	107
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,537
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	25,327
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21		$ 6,200	$ 6,681
7.125% 4/15/19		4,910	5,229
8.25% 2/15/21		6,920	7,387
8.5% 5/15/18 (e)		445	469
9.875% 8/15/19		4,100	4,561
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,650
8.375% 1/15/21		4,340	5,056
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,191
Toll Brothers Finance Corp.:
4.375% 4/15/23		6,055	5,616
5.875% 2/15/22		5,640	5,837
William Lyon Homes, Inc. 8.5% 11/15/20 (f)		2,235	2,419
			95,738
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	4,060
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,577
Media - 2.8%
AMC Networks, Inc. 4.75% 12/15/22		3,080	2,934
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,575	6,098
5.25% 3/15/21 (f)		4,975	4,751
5.25% 9/30/22		7,240	6,760
5.75% 9/1/23 (f)		3,940	3,733
6.5% 4/30/21		10,200	10,481
6.625% 1/31/22		8,220	8,467
7.375% 6/1/20		5,685	6,154
8.125% 4/30/20		6,955	7,546
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,463
Checkout Holding Corp. 0% 11/15/15 (f)		3,225	2,661
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,583
5.125% 12/15/22		1,470	1,422
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
5.5% 9/15/14		$ 485	$ 483
14% 2/1/21 pay-in-kind (f)		7,401	6,655
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		7,985	8,095
6.5% 11/15/22		21,590	22,049
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	5,975	7,677
DISH DBS Corp.:
5% 3/15/23		10,885	10,150
5.125% 5/1/20		485	486
5.875% 7/15/22		24,820	24,820
6.75% 6/1/21		8,970	9,508
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		2,245	2,374
EchoStar Communications Corp. 7.125% 2/1/16		9,330	10,333
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,850	1,892
4.875% 11/1/20 (f)		4,845	4,845
5.375% 11/1/23 (f)		3,845	3,778
Liberty Media Corp. 8.5% 7/15/29		6,535	7,041
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		14,840	16,398
MDC Partners, Inc. 6.75% 4/1/20 (f)		4,900	5,127
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,411
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,495	1,510
Regal Entertainment Group:
5.75% 6/15/23		9,410	9,245
5.75% 2/1/25		1,425	1,343
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,866
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		3,670	3,468
4.625% 5/15/23 (f)		2,450	2,217
5.25% 8/15/22 (f)		4,765	4,813
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,402
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,490	6,636
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,374
			265,049
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		$ 1,455	$ 1,635
CST Brands, Inc. 5% 5/1/23		1,320	1,274
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(l)		2,275	2,252
L Brands, Inc. 5.625% 10/15/23		4,625	4,694
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,035
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		5,250	5,355
Sally Holdings LLC 6.875% 11/15/19		3,305	3,652
Sonic Automotive, Inc. 5% 5/15/23		800	750
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,770	2,971
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		1,650	1,617
			31,235
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(l)		2,013	2,063
Hanesbrands, Inc. 6.375% 12/15/20		7,350	8,030
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,262
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,679
PVH Corp. 4.5% 12/15/22		10,925	10,351
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		1,475	1,488
			33,873
TOTAL CONSUMER DISCRETIONARY			642,904
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(l)		4,195	4,384
9.25% 2/15/19 (f)		8,755	9,674
ESAL GmbH 6.25% 2/5/23 (f)		10,175	9,132
Grifols, Inc. 8.25% 2/1/18		4,920	5,246
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		9,880	9,559
Rite Aid Corp.:
6.75% 6/15/21		14,625	15,338
8% 8/15/20		4,380	4,928
9.25% 3/15/20		8,445	9,691
10.25% 10/15/19		1,835	2,055
Roundys Supermarket, Inc. 10.25% 12/15/20 (f)		1,125	1,148
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		$ 1,465	$ 1,546
Tops Markets LLC 8.875% 12/15/17 (f)		2,820	3,098
			75,799
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,011
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		13,115	13,705
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		8,240	8,261
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (f)		3,315	3,597
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,680	1,529
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,050
Post Holdings, Inc.:
7.375% 2/15/22		1,055	1,129
7.375% 2/15/22 (f)		1,445	1,546
			36,828
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		1,415	1,511
6.625% 11/15/22 (f)		1,675	1,782
			3,293
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,700
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,235	1,173
NBTY, Inc. 9% 10/1/18		5,005	5,487
Prestige Brands, Inc. 8.125% 2/1/20		770	862
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,436
			27,658
TOTAL CONSUMER STAPLES			143,578
ENERGY - 6.7%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,196
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	3,758
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		5,735	6,007
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,680
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		$ 2,515	$ 2,641
Offshore Group Investment Ltd.:
7.125% 4/1/23		13,035	13,296
7.5% 11/1/19		2,265	2,463
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	10,471
Precision Drilling Corp. 6.5% 12/15/21		940	1,001
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		2,035	2,127
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,716
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	2,700	3,626
3.125% 7/10/23	EUR	950	1,332
			53,314
Oil, Gas & Consumable Fuels - 6.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		7,005	6,760
Afren PLC:
6.625% 12/9/20 (f)		2,315	2,315
10.25% 4/8/19 (Reg. S)		2,160	2,495
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)		3,175	2,905
6.625% 10/1/20		4,825	5,042
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,295
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	4,162
9.625% 8/1/20		4,800	5,388
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,646
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,085
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,514
6.5% 1/15/22		6,135	6,641
7% 1/15/21		2,855	3,141
Continental Resources, Inc.:
5% 9/15/22		24,090	25,023
7.125% 4/1/21		2,540	2,880
8.25% 10/1/19		885	967
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,870
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.: - continued
6.125% 3/1/22 (f)		$ 3,445	$ 3,531
7.75% 4/1/19		6,825	7,405
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	7,162
Denbury Resources, Inc. 8.25% 2/15/20		3,877	4,270
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,586
Energy Partners Ltd. 8.25% 2/15/18		11,490	12,352
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		6,190	6,886
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,427
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,780	3,884
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,624
Halcon Resources Corp.:
8.875% 5/15/21		4,140	4,181
9.75% 7/15/20 (f)		2,245	2,340
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,765	4,038
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	5,094
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	4,615	6,499
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,810	3,049
7% 5/5/20 (f)		3,500	3,938
9.125% 7/2/18 (f)		3,025	3,668
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,675	2,481
5.75% 4/30/43 (f)		3,905	3,369
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		3,810	3,753
5.625% 11/15/23 (f)		4,605	4,459
Kodiak Oil & Gas Corp. 5.5% 1/15/21		2,030	2,025
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,412
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,342
6.25% 6/15/22		6,243	6,602
6.75% 11/1/20		1,880	2,040
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,174
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co.: - continued
6.875% 2/1/20		$ 12,875	$ 13,792
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,346
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		2,400	2,424
7.25% 12/12/21 (f)		6,524	6,915
Pan American Energy LLC 7.875% 5/7/21 (f)		4,340	4,470
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	10,118
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,810	11,351
6.625% 6/15/38		465	479
8.625% 12/1/23		500	609
Petrobras Global Finance BV 2.3836% 1/15/19 (l)		4,585	4,482
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,190
6.875% 1/20/40		4,400	4,136
8.375% 12/10/18		4,035	4,725
Petroleos de Venezuela SA:
4.9% 10/28/14		17,655	16,110
8.5% 11/2/17 (f)		40,665	33,854
9% 11/17/21 (Reg. S)		3,065	2,276
9.75% 5/17/35 (f)		8,565	6,008
12.75% 2/17/22 (f)		14,385	13,126
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,265
4.875% 1/24/22		3,930	4,034
4.875% 1/18/24		2,605	2,605
5.5% 1/21/21		4,960	5,337
5.5% 6/27/44		6,640	6,059
6% 3/5/20		2,990	3,301
6.5% 6/2/41		9,685	10,121
6.625% (f)(g)		16,528	16,859
8% 5/3/19		2,125	2,577
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,045
PT Adaro Indonesia 7.625% 10/22/19 (f)		7,344	7,748
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,930	2,549
4.3% 5/20/23 (Reg S.)		600	522
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
4.875% 5/3/22 (f)		$ 5,190	$ 4,762
5.25% 5/23/21 (f)		3,385	3,258
5.625% 5/20/43 (f)		3,130	2,492
5.625% 5/20/43 (Reg. S)		1,300	1,035
6% 5/3/42 (f)		5,020	4,148
6.5% 5/27/41 (f)		5,130	4,489
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,583
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,202
Range Resources Corp.:
5% 8/15/22		6,060	5,954
5% 3/15/23		9,130	8,925
5.75% 6/1/21		2,030	2,152
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,549
5.875% 6/1/22		4,750	4,714
9.5% 4/15/18		3,565	3,815
Sabine Pass Liquefaction LLC 5.625% 4/15/23 (f)		7,375	6,896
SemGroup Corp. 7.5% 6/15/21 (f)		4,100	4,336
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,300	1,259
6.375% 8/1/22		1,995	2,110
6.875% 2/1/21		2,785	2,994
Teekay Corp. 8.5% 1/15/20		3,695	3,995
Tennessee Gas Pipeline Co.:
7% 10/15/28		170	200
7.625% 4/1/37		1,035	1,314
8.375% 6/15/32		1,155	1,490
Tesoro Corp.:
4.25% 10/1/17		2,970	3,096
5.375% 10/1/22		3,340	3,382
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		1,010	1,033
6.125% 10/15/21		2,735	2,817
Venoco, Inc. 8.875% 2/15/19		3,090	3,044
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,171
Western Refining, Inc. 6.25% 4/1/21		6,375	6,423
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp.:
5% 3/15/19		$ 3,480	$ 3,558
5.75% 3/15/21		3,480	3,602
WPX Energy, Inc. 6% 1/15/22		7,035	7,035
YPF SA 8.875% 12/19/18 (f)		4,035	4,186
Zhaikmunai International BV 7.125% 11/13/19 (f)		5,430	5,647
			585,389
TOTAL ENERGY			638,703
FINANCIALS - 7.5%
Commercial Banks - 1.8%
Access Finance BV 7.25% 7/25/17 (f)		1,150	1,139
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	2,705	1,104
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,580	4,901
CBOM Finance PLC 8.25% 8/5/14		2,440	2,464
CIT Group, Inc.:
5% 8/15/22		8,305	8,097
5.25% 3/15/18		8,005	8,585
5.375% 5/15/20		10,385	11,034
5.5% 2/15/19 (f)		35,510	38,084
Credit Commercial de France 1.875% 1/16/20	EUR	9,500	12,933
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,745	1,557
Development Bank of Philippines 8.375% (g)(l)		6,540	6,965
FBN Finance Co. BV 8.25% 8/7/20 (f)(l)		2,580	2,638
Finansbank A/S:
5.15% 11/1/17 (f)		9,055	8,851
5.5% 5/11/16 (Reg. S)		2,790	2,776
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		6,095	6,308
7.75% 7/5/17 (Reg. S)		1,100	1,139
HSBK BV 7.25% 5/3/17 (f)		3,970	4,301
JSC Kazkommertsbank BV 8% 11/3/15 (f)		3,060	3,091
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,460	3,495
RSHB Capital SA 6% 6/3/21 (f)(l)		2,155	2,206
Svenska Handelsbanken AB 2.25% 8/27/20 (Reg. S)	EUR	5,983	8,254
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		7,845	8,698
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		$ 3,810	$ 3,896
6.8% 11/22/25 (f)		3,670	3,835
6.902% 7/9/20 (f)		5,855	6,441
Wells Fargo & Co. 2.25% 9/3/20 (Reg. S)	EUR	9,450	13,025
			175,817
Consumer Finance - 2.9%
Ally Financial, Inc.:
5.5% 2/15/17		7,530	8,151
7.5% 9/15/20		47,655	55,518
8% 3/15/20		39,660	47,542
General Motors Acceptance Corp. 8% 11/1/31		27,890	33,189
GMAC LLC 8% 11/1/31		64,378	77,012
SLM Corp.:
5.5% 1/25/23		22,735	21,476
6% 1/25/17		9,240	10,002
7.25% 1/25/22		12,720	13,451
8% 3/25/20		7,185	8,137
			274,478
Diversified Financial Services - 1.7%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	6,052
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,915	6,033
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,940	7,543
Citigroup, Inc. 5.9% (g)(l)		13,975	13,067
General Motors Financial Co., Inc.:
3.25% 5/15/18 (f)		2,880	2,880
4.25% 5/15/23 (f)		2,520	2,397
6.75% 6/1/18		6,140	7,000
GTB Finance BV:
6% 11/8/18 (f)		4,195	4,132
7.5% 5/19/16 (f)		3,875	4,108
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,552
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (f)		9,490	9,775
7.75% 1/15/16		6,865	7,002
8% 1/15/18		9,727	10,116
Indo Energy Finance BV 7% 5/7/18 (f)		6,410	6,464
JPMorgan Chase & Co. 2.625% 4/23/21	EUR	7,500	10,421
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Landry's Acquisition Co. 9.375% 5/1/20 (f)		$ 905	$ 986
Magnesita Finance Ltd. 8.625% (f)(g)		2,595	2,498
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		3,320	3,154
MPH Intermediate Holding Co. 2 8.375% 8/1/18 pay-in-kind (f)(l)		7,870	8,185
Myriad International Holding BV 6% 7/18/20 (f)		2,645	2,857
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		4,520	4,486
Pacnet Ltd. 9% 12/12/18 (f)		305	311
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,635	3,871
TMK Capital SA 7.75% 1/27/18		7,425	7,722
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		3,910	3,959
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	6,938
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		7,394	7,365
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		6,320	6,636
			160,510
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		2,460	2,620
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		6,445	6,622
			9,242
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20		4,935	4,836
4.625% 5/1/23		4,935	4,651
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,487
6.875% 5/1/21		7,955	8,512
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	13,983
7.5% 2/15/20		4,860	5,297
The Geo Group, Inc. 5.125% 4/1/23		1,910	1,767
			43,533
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		7,430	7,142
6.625% 10/15/20		5,565	5,955
Howard Hughes Corp. 6.875% 10/1/21 (f)		10,865	11,300
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		$ 285	$ 284
11.5% 7/20/20 (Reg. S)		15	16
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		470	517
Realogy Corp.:
7.625% 1/15/20 (f)		6,330	7,105
7.875% 2/15/19 (f)		5,680	6,234
9% 1/15/20 (f)		3,740	4,357
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		7,370	7,167
7.75% 4/15/20 (f)		2,754	3,029
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,486	4,342
			57,448
TOTAL FINANCIALS			721,028
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		2,270	2,491
Health Care Providers & Services - 3.0%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	5,028
7.125% 7/15/20		13,575	14,084
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,885
DaVita, Inc.:
5.75% 8/15/22		9,960	10,085
6.625% 11/1/20		10,185	10,923
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (f)		15,215	16,432
5.875% 1/31/22 (f)		8,815	9,300
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,896
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	5,748
5.875% 3/15/22		19,190	19,814
5.875% 5/1/23		20,650	20,392
6.25% 2/15/21		5,850	6,121
6.5% 2/15/20		9,920	10,900
7.25% 9/15/20		18,835	20,530
7.5% 2/15/22		12,110	13,291
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.: - continued
7.75% 5/15/21		$ 26,188	$ 28,610
8% 10/1/18		1,365	1,612
Health Management Associates, Inc. 7.375% 1/15/20		2,985	3,339
HealthSouth Corp.:
5.75% 11/1/24		3,000	2,963
8.125% 2/15/20		7,395	8,107
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	4,277
InVentiv Health, Inc. 11% 8/15/18 (f)		905	801
ResCare, Inc. 10.75% 1/15/19		2,735	3,063
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	2,990
8.125% 11/1/18		2,980	3,218
Tenet Healthcare Corp.:
4.375% 10/1/21		9,740	9,156
4.5% 4/1/21		4,300	4,074
4.75% 6/1/20		3,960	3,871
6% 10/1/20 (f)		4,400	4,593
6.25% 11/1/18		19,896	22,035
6.75% 2/1/20		1,140	1,169
6.875% 11/15/31		11,540	10,040
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,847
UHS Escrow Corp. 7% 10/1/18		1,020	1,089
			290,283
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,860	5,461
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,970	4,466
Pharmaceuticals - 0.8%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		9,870	10,512
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		1,340	1,374
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		3,070	3,101
6.75% 8/15/18 (f)		14,250	15,657
6.75% 8/15/21 (f)		9,090	9,635
6.875% 12/1/18 (f)		8,900	9,523
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International: - continued
7.5% 7/15/21 (f)		$ 7,215	$ 7,918
VPI Escrow Corp. 6.375% 10/15/20 (f)		18,005	18,973
			76,693
TOTAL HEALTH CARE			379,394
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	566
12% 11/1/14 pay-in-kind		1,536	1,562
Bombardier, Inc. 6.125% 1/15/23 (f)		4,810	4,774
GenCorp, Inc. 7.125% 3/15/21		1,340	1,434
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		15,595	16,843
7.125% 3/15/21		1,675	1,838
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,840
			31,857
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (f)		2,630	2,564
5.375% 11/15/22 (f)		1,725	1,678
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,679
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		757	796
6.125% 4/29/18 (f)		1,720	1,797
7.25% 11/10/19		4,184	4,791
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,638	9,739
8.021% 8/10/22		3,040	3,420
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,239
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,905	2,114
8.028% 11/1/17		509	551
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,365
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,544	5,124
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2012-2:
Class A, 4.625% 12/3/26		$ 2,392	$ 2,428
Class B, 6.75% 12/3/22		1,868	1,984
Series 2013-1:
Class A, 3.95% 5/15/27		5,585	5,431
Class B, 5.375% 5/15/23		2,310	2,275
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		5,604	6,444
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,003
			65,422
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		770	791
USG Corp. 5.875% 11/1/21 (f)		970	1,009
			1,800
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21 (f)		4,375	4,594
APX Group, Inc. 8.75% 12/1/20 (f)		1,350	1,374
Bakercorp International, Inc. 8.25% 6/1/19		2,915	2,908
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		3,420	3,476
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,081
5.25% 8/1/20		3,395	3,497
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,393
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,525
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		885	915
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,955	2,999
R.R. Donnelley & Sons Co.:
7% 2/15/22		3,500	3,763
7.875% 3/15/21		4,975	5,522
Tervita Corp.:
8% 11/15/18 (f)		4,295	4,435
9.75% 11/1/19 (f)		4,890	4,792
10.875% 2/15/18 (f)		2,525	2,552
TMS International Corp. 7.625% 10/15/21 (f)		970	1,031
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Rentals North America, Inc. 8.375% 9/15/20		$ 6,995	$ 7,799
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		3,355	1,107
			62,763
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		1,565	1,581
MasTec, Inc. 4.875% 3/15/23		5,255	4,966
Odebrecht Finance Ltd. 7.5% (f)(g)		12,845	12,331
			18,878
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,505	2,355
6.5% 5/15/19 (f)		5,310	5,695
			8,050
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,880	4,868
Terex Corp. 6% 5/15/21		12,145	12,555
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		3,460	3,953
			21,376
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		5,205	5,309
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		5,710	5,739
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		2,705	2,918
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,507
			17,473
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,575	2,678
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,485	3,921
Shortline PLC 9.5% 5/21/18 (f)		1,900	1,705
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,696
Western Express, Inc. 12.5% 4/15/15 (f)		4,010	2,526
			16,526
Trading Companies & Distributors - 2.0%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,185	1,283
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.:
4.625% 12/15/18		$ 3,405	$ 3,431
6.25% 12/1/19		5,850	6,267
7.625% 4/15/20		3,750	4,209
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,118
4.625% 4/15/21		6,645	6,346
5.75% 5/15/16		7,580	8,120
5.875% 4/1/19		19,260	20,512
6.25% 5/15/19		19,100	20,676
6.75% 9/1/16 (f)		6,715	7,487
7.125% 9/1/18 (f)		27,064	31,327
8.25% 12/15/20		21,490	25,143
8.625% 1/15/22		21,585	25,508
8.75% 3/15/17		16,360	19,264
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,505	1,584
			188,275
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		6,887	6,956
TOTAL INDUSTRIALS			439,376
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		3,115	3,119
6.75% 11/15/20 (f)		7,530	7,822
8.875% 1/1/20 (f)		2,695	3,005
Avaya, Inc. 10.5% 3/1/21 (f)		5,140	4,909
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		3,330	3,080
Lucent Technologies, Inc.:
6.45% 3/15/29		9,235	8,173
6.5% 1/15/28		4,045	3,539
			33,647
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		$ 9,740	$ 9,107
7% 11/1/21		6,295	6,948
			16,055
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		1,940	2,086
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,665
5% 2/15/23		2,495	2,339
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,544
			11,634
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,550	3,692
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,721
j2 Global, Inc. 8% 8/1/20		3,460	3,737
VeriSign, Inc. 4.625% 5/1/23		4,375	4,178
			15,328
IT Services - 0.6%
Audatex North America, Inc.:
6% 6/15/21 (f)		9,200	9,637
6.125% 11/1/23 (f)		1,345	1,385
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,360	2,720
First Data Corp.:
11.25% 1/15/21 (f)		3,945	4,354
11.75% 8/15/21 (f)		16,305	17,202
11.75% 8/15/21 (f)(h)		2,815	2,970
Neustar, Inc. 4.5% 1/15/23		1,850	1,670
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		11,774	13,069
13.375% 10/15/19		7,155	8,282
			61,289
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		5,520	5,561
5.75% 2/15/21 (f)		5,005	5,230
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV/NXP Funding LLC: - continued
5.75% 3/15/23 (f)		$ 11,595	$ 11,798
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	0
			22,589
Software - 0.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		18,545	19,194
6.125% 9/15/23 (f)		4,825	5,030
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		4,665	4,805
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,445	2,390
SAP AG 2.125% 11/13/19	EUR	8,600	11,839
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(l)		3,425	3,528
			46,786
TOTAL INFORMATION TECHNOLOGY			207,328
MATERIALS - 3.7%
Chemicals - 1.3%
Axiall Corp. 4.875% 5/15/23 (f)		1,585	1,498
Chemtura Corp. 5.75% 7/15/21		2,355	2,387
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		2,690	2,636
Hexion U.S. Finance Corp. 6.625% 4/15/20		11,765	12,059
LSB Industries, Inc. 7.75% 8/1/19 (f)		1,680	1,764
Momentive Performance Materials, Inc. 10% 10/15/20		17,435	18,263
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		44,218	46,539
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,091
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(l)		7,545	7,885
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		3,380	3,388
PolyOne Corp.:
5.25% 3/15/23		3,085	3,008
7.375% 9/15/20		1,845	2,039
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		2,120	2,046
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,413
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	7,793
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		$ 9,985	$ 10,310
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,612
			127,731
Construction Materials - 0.1%
CEMEX Finance LLC 9.375% 10/12/22 (f)		2,430	2,740
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	3,328
			6,068
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		1,145	1,134
7% 11/15/20 (f)		3,005	3,035
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		5,435	5,544
6% 6/15/17 (f)		2,720	2,754
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	2,194
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,481
7.5% 12/15/96		3,685	3,409
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,539
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		2,600	2,847
8.375% 6/15/19 (f)		3,515	3,858
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,470
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,480
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		3,147	3,572
			54,317
Metals & Mining - 1.6%
Aleris International, Inc.:
6% 6/1/20 (f)		33	66
9% 12/15/14 pay-in-kind (c)(l)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		3,935	4,358
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		1,040	1,089
Edgen Murray Corp. 8.75% 11/1/20 (f)		5,920	6,778
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA:
6.5% 4/22/20 (f)		$ 2,625	$ 2,448
8.25% 11/10/15 (f)		8,815	9,344
9.5% 4/24/18 (Reg. S)		3,150	3,437
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		6,325	6,720
6.875% 2/1/18 (f)		7,685	8,088
6.875% 4/1/22 (f)		9,290	10,126
8.25% 11/1/19 (f)		20,335	22,826
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		4,665	3,772
4.875% 10/7/20 (Reg. S)		400	323
IAMGOLD Corp. 6.75% 10/1/20 (f)		6,945	5,973
Inmet Mining Corp. 7.5% 6/1/21 (f)		3,015	3,151
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	428
10.25% 5/20/15 (f)		5,595	5,693
10.25% 5/20/15 (Reg. S)		250	254
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		2,265	1,880
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		1,135	284
New Gold, Inc.:
6.25% 11/15/22 (f)		4,520	4,373
7% 4/15/20 (f)		1,480	1,521
Nord Gold NV 6.375% 5/7/18 (f)		4,175	3,914
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		5,670	5,457
5.625% 4/29/20 (Reg. S)		500	481
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,685	1,875
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,435	3,555
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,425
11.25% 10/15/18		10,610	11,247
Severstal Columbus LLC 10.25% 2/15/18		5,200	5,512
Southern Copper Corp.:
6.75% 4/16/40		2,685	2,600
7.5% 7/27/35		3,875	4,038
Steel Dynamics, Inc. 5.25% 4/15/23		2,365	2,365
			151,401
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,484
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Clearwater Paper Corp. 7.125% 11/1/18		$ 1,225	$ 1,308
NewPage Corp.:
6.4919% 5/1/49 (c)(l)		1,770	0
11.375% 12/31/14 (c)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,431
			10,223
TOTAL MATERIALS			349,740
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.8%
Altice Financing SA:
6.5% 1/15/22 (f)		1,935	1,954
7.875% 12/15/19 (f)		4,820	5,242
Altice Finco SA:
8.125% 1/15/24 (f)		1,170	1,201
9.875% 12/15/20 (f)		5,655	6,362
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,699
9% 8/15/31		3,655	3,591
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,760
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		5,810	6,021
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	11,262
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	5,289
Frontier Communications Corp.:
8.5% 4/15/20		12,120	13,574
8.75% 4/15/22		6,585	7,309
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		3,105	3,369
7.375% 7/29/20		620	673
Koninklijke KPN NV 3.25% 2/1/21	EUR	5,364	7,476
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,792
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,210
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,220
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,852
Sprint Capital Corp.:
6.875% 11/15/28		30,795	29,024
8.75% 3/15/32		8,031	8,613
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		$ 2,785	$ 2,896
6.75% 12/13/22 (Reg. S)		200	208
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	8,350	10,857
TW Telecom Holdings, Inc.:
5.375% 10/1/22		11,580	11,377
5.375% 10/1/22 (f)		3,980	3,910
6.375% 9/1/23 (f)		2,355	2,449
U.S. West Communications:
6.875% 9/15/33		2,535	2,449
7.25% 9/15/25		535	570
7.25% 10/15/35		1,455	1,409
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,737
			170,355
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	43,400	3,016
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,105
Digicel Group Ltd.:
6% 4/15/21 (f)		28,475	27,478
7% 2/15/20 (f)		980	990
8.25% 9/1/17 (f)		10,205	10,613
8.25% 9/30/20 (f)		47,595	49,261
10.5% 4/15/18 (f)		34,610	37,033
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		19,610	18,654
7.25% 4/1/19		11,235	12,134
7.25% 10/15/20		15,330	16,767
7.5% 4/1/21		27,065	29,839
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		8,355	8,668
6.625% 4/1/23 (f)		10,466	10,806
7.875% 9/1/18		3,933	4,223
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,560	2,419
MTS International Funding Ltd.:
5% 5/30/23 (f)		6,050	5,657
8.625% 6/22/20 (f)		8,840	10,420
NII Capital Corp. 7.625% 4/1/21		2,070	849
Sprint Corp. 7.125% 6/15/24 (f)		7,865	7,983
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		3,405	3,465
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19		$ 6,935	$ 7,368
6.5% 1/15/24		6,145	6,222
6.542% 4/28/20		6,935	7,368
6.633% 4/28/21		5,115	5,384
6.731% 4/28/22		3,775	3,935
6.836% 4/28/23		3,160	3,279
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,975	6,363
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		4,465	4,845
VimpelCom Holdings BV 5.2% 2/13/19 (f)		2,790	2,790
			315,934
TOTAL TELECOMMUNICATION SERVICES			486,289
UTILITIES - 2.7%
Electric Utilities - 0.1%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,543
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,496
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		6,409	4,342
Majapahit Holding BV 7.75% 1/20/20 (f)		2,110	2,321
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,146
			14,848
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,185	2,352
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,918
8% 3/1/32		3,550	4,539
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,557
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,966
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		14,285	13,749
			34,081
Independent Power Producers & Energy Traders - 2.2%
Atlantic Power Corp. 9% 11/15/18		9,120	9,508
Calpine Corp.:
7.5% 2/15/21 (f)		5,058	5,520
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.: - continued
7.875% 7/31/20 (f)		$ 13,547	$ 14,834
7.875% 1/15/23 (f)		14,796	16,165
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	7,580
11.25% 11/1/17 pay-in-kind (l)		8,822	6,087
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		7,430	7,690
10% 12/1/20		30,278	32,170
10% 12/1/20 (f)		11,210	11,883
11% 10/1/21		30,866	34,338
12.25% 3/1/22 (f)		31,045	36,478
Listrindo Capital BV 6.95% 2/21/19 (f)		1,890	1,970
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,880	3,521
The AES Corp. 4.875% 5/15/23		5,485	5,128
TXU Corp.:
5.55% 11/15/14		1,864	755
6.5% 11/15/24		15,240	5,334
6.55% 11/15/34		29,755	10,414
			209,375
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		3,690	4,013
TOTAL UTILITIES			262,317
TOTAL NONCONVERTIBLE BONDS (Cost $4,085,977)			4,270,657
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		8,670	8,640
Tennessee Valley Authority:
1.75% 10/15/18		15,059	14,958
3.5% 12/15/42		4,504	3,537
5.25% 9/15/39		2,111	2,233
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.375% 4/1/56		$ 7,000	$ 7,154
5.88% 4/1/36		2,203	2,544
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			39,066
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds:
3.125% 2/15/43		39,457	33,637
3.625% 8/15/43		106,362	100,030
3.75% 11/15/43		4,000	3,851
5.25% 2/15/29		18,341	22,021
5.375% 2/15/31		24,494	29,936
6.125% 8/15/29 (j)		9,280	12,160
7.5% 11/15/16 (k)		2,850	3,396
7.5% 11/15/24		5,690	8,024
7.875% 2/15/21		6,800	9,242
8.125% 5/15/21		9,286	12,839
9.875% 11/15/15		11,595	13,646
U.S. Treasury Notes:
0.25% 7/15/15		59,225	59,225
0.25% 10/15/15		89,236	89,117
0.25% 10/31/15		61,145	61,059
0.25% 4/15/16		3,728	3,708
0.25% 5/15/16		10,407	10,343
0.375% 1/15/16		137,003	136,949
0.5% 7/31/17		61,952	60,631
0.625% 7/15/16		53,392	53,455
0.625% 4/30/18		28,163	27,151
0.75% 6/30/17		46,912	46,414
0.875% 1/31/17		1,865	1,867
0.875% 1/31/18		68,149	66,823
0.875% 7/31/19		34,096	32,082
1% 9/30/16		25,787	26,007
1% 10/31/16		29,941	30,166
1% 5/31/18		28,936	28,294
1.25% 10/31/18		44,442	43,543
1.25% 11/30/18		13,000	12,715
1.375% 11/30/15		14,493	14,773
1.375% 7/31/18		4,355	4,314
1.375% 9/30/18		11,963	11,810
1.5% 12/31/18		24,179	23,894
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 8/31/17		$ 7,700	$ 7,903
1.875% 9/30/17		5,400	5,537
1.875% 10/31/17		13,764	14,105
2.375% 7/31/17		20,000	20,892
2.375% 6/30/18		7,978	8,270
2.375% 12/31/20		102,415	101,887
2.5% 8/15/23		31,741	30,424
2.625% 4/30/16		3,137	3,291
2.75% 11/30/16		10,000	10,569
2.75% 11/15/23		82,423	80,491
3% 9/30/16		8,408	8,935
3% 2/28/17		66,584	70,948
3.125% 10/31/16		5,033	5,370
3.5% 2/15/18		18,226	19,777
4.5% 5/15/17		13,745	15,337
TOTAL U.S. TREASURY OBLIGATIONS			1,496,858
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5185% 12/7/20 (NCUA Guaranteed) (l)		2,910	2,913
Series 2011-R1 Class 1A, 0.6185% 1/8/20 (NCUA Guaranteed) (l)		5,421	5,452
Series 2011-R4 Class 1A, 0.5485% 3/6/20 (NCUA Guaranteed) (l)		2,557	2,563
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,605
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,287
3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,370
TOTAL OTHER GOVERNMENT RELATED			73,190
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,615,916)			1,609,114
U.S. Government Agency - Mortgage Securities - 3.3%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 0.6%
1.926% 9/1/33 (l)		$ 559	$ 581
1.986% 11/1/35 (l)		382	398
2.048% 10/1/35 (l)		40	42
2.153% 11/1/33 (l)		114	118
2.3% 1/1/35 (l)		285	301
2.303% 6/1/36 (l)		46	48
2.337% 9/1/36 (l)		155	165
2.361% 3/1/33 (l)		144	152
2.362% 2/1/36 (l)		62	66
2.526% 11/1/36 (l)		50	53
2.536% 6/1/42 (l)		499	510
2.588% 5/1/36 (l)		61	65
2.601% 7/1/35 (l)		225	239
2.614% 6/1/47 (l)		148	156
2.631% 2/1/37 (l)		562	597
2.769% 4/1/36 (l)		394	419
2.928% 8/1/35 (l)		858	912
2.949% 11/1/40 (l)		328	343
2.959% 9/1/41 (l)		377	393
3.093% 10/1/41 (l)		173	180
3.171% 3/1/42 (l)		14,589	15,205
3.223% 7/1/41 (l)		593	624
3.349% 10/1/41 (l)		339	356
3.5% 1/1/26 to 9/1/26		125	130
3.551% 7/1/41 (l)		611	645
5% 5/1/22 to 12/1/22		11,040	11,775
5.5% 5/1/15 to 11/1/34		14,814	16,212
6% 6/1/16 to 10/1/16		48	50
6.19% 3/1/37 (l)		25	26
6.5% 8/1/14 to 8/1/36		6,969	7,816
7.5% 1/1/28		32	37
TOTAL FANNIE MAE			58,614
Freddie Mac - 0.3%
1.82% 3/1/35 (l)		167	173
2.012% 5/1/37 (l)		78	81
2.021% 2/1/37 (l)		56	58
2.05% 6/1/37 (l)		32	33
2.095% 8/1/37 (l)		93	98
2.105% 1/1/36 (l)		93	98
2.166% 6/1/33 (l)		325	342
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.2% 3/1/37 (l)		$ 37	$ 39
2.272% 1/1/37 (l)		395	416
2.348% 10/1/35 (l)		258	269
2.35% 7/1/35 (l)		178	188
2.375% 10/1/36 (l)		428	454
2.375% 5/1/37 (l)		80	85
2.385% 5/1/37 (l)		575	610
2.409% 5/1/37 (l)		1,065	1,132
2.437% 6/1/37 (l)		294	313
2.49% 9/1/35 (l)		82	87
2.492% 4/1/35 (l)		8	9
2.5% 6/1/37 (l)		63	66
2.548% 2/1/36 (l)		6	6
2.595% 4/1/37 (l)		9	9
2.673% 7/1/35 (l)		283	300
2.699% 4/1/37 (l)		98	103
2.795% 7/1/36 (l)		143	152
3.01% 10/1/35 (l)		63	67
3.082% 9/1/41 (l)		3,141	3,273
3.227% 4/1/41 (l)		367	385
3.242% 9/1/41 (l)		337	353
3.281% 6/1/41 (l)		451	473
3.46% 5/1/41 (l)		387	408
3.624% 6/1/41 (l)		589	622
3.715% 5/1/41 (l)		574	607
5.5% 11/1/18 to 7/1/35		12,105	13,006
6% 1/1/24		2,074	2,279
6.5% 7/1/14 to 3/1/22		974	1,057
8.5% 3/1/20		2	2
TOTAL FREDDIE MAC			27,653
Ginnie Mae - 2.4%
4% 6/15/24 to 3/15/26		8,491	9,020
4.3% 8/20/61 (q)		3,428	3,692
4.5% 3/15/25 to 6/15/25		6,424	6,883
4.515% 3/20/62 (q)		11,747	12,782
4.53% 10/20/62 (q)		3,463	3,778
4.55% 5/20/62 (q)		21,399	23,320
4.556% 12/20/61 (q)		12,799	13,930
4.604% 3/20/62 (q)		6,132	6,693
4.626% 3/20/62 (q)		4,288	4,678
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
4.649% 2/20/62 (q)		$ 2,327	$ 2,542
4.65% 3/20/62 (q)		3,988	4,358
4.682% 2/20/62 (q)		3,069	3,352
4.684% 1/20/62 (q)		13,861	15,166
4.751% 12/20/60 (q)		3,393	3,680
4.804% 3/20/61 (q)		8,032	8,751
4.834% 3/20/61 (q)		14,289	15,587
5.47% 8/20/59 (q)		2,157	2,306
5.492% 4/20/60 (q)		9,261	10,269
5.5% 11/15/35		2,653	2,930
5.612% 4/20/58 (q)		3,344	3,494
6% 6/15/36 to 9/15/40		28,853	32,080
6.5% 8/20/38 to 9/20/38		34,734	38,954
7% 9/15/25 to 8/15/31		27	31
7.5% 2/15/22 to 8/15/28		54	63
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			228,339
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $313,217)			314,606
Asset-Backed Securities - 0.0%

Tesco Property Finance 2 PLC 6.0517% 10/13/39 (Cost $2,283)	GBP	1,186	2,195
Collateralized Mortgage Obligations - 3.6%

U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6646% 9/25/23 (l)		817	821
Series 2010-15 Class FJ, 1.0946% 6/25/36 (l)		6,618	6,786
Series 2010-86 Class FE, 0.6146% 8/25/25 (l)		803	808
Series 2013-121 Class SA, 5.9354% 12/25/43 (l)(n)(o)		26,909	3,545
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		4,019	4,286
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		30	31
Series 2003-113 Class PE, 4% 11/25/18		1,067	1,124
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		$ 656	$ 710
Series 2004-80 Class LD, 4% 1/25/19		291	295
Series 2005-19 Class PA, 5.5% 7/25/34		2,505	2,717
Series 2005-27 Class NE, 5.5% 5/25/34		3,401	3,600
Series 2005-52 Class PB, 6.5% 12/25/34		224	233
Series 2005-64 Class PX, 5.5% 6/25/35		2,400	2,632
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,427
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,747
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		103	110
Series 2003-117 Class MD, 5% 12/25/23		1,470	1,595
Series 2004-91 Class Z, 5% 12/25/34		5,145	5,581
Series 2004-95 Class AN, 5.5% 1/25/25		315	321
Series 2005-117 Class JN, 4.5% 1/25/36		808	856
Series 2005-14 Class ZB, 5% 3/25/35		2,238	2,432
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,887
Series 2006-72 Class CY, 6% 8/25/26		2,076	2,311
Series 2009-14 Class EB, 4.5% 3/25/24		3,484	3,695
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,081
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,658
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		513	45
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		766	68
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		3,679	628
Series 2010-39 Class FG, 1.0846% 3/25/36 (l)		4,125	4,228
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		1,616	167
Series 2011-67 Class AI, 4% 7/25/26 (n)		1,127	132
Series 2013-40 Class PV, 2% 1/25/26		5,414	5,477
Freddie Mac:
floater:
Series 2630 Class FL, 0.6666% 6/15/18 (l)		26	26
Series 2711 Class FC, 1.0666% 2/15/33 (l)		2,664	2,711
floater planned amortization class Series 2770 Class FH, 0.5666% 3/15/34 (l)		2,568	2,584
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		2,643	2,727
Series 2101 Class PD, 6% 11/15/28		76	83
Series 2115 Class PE, 6% 1/15/14		0*	0*
Series 2376 Class JE, 5.5% 11/15/16		101	106
Series 2381 Class OG, 5.5% 11/15/16		58	61
Series 2425 Class JH, 6% 3/15/17		141	149
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2672 Class MG, 5% 9/15/23		$ 3,360	$ 3,683
Series 2695 Class DG, 4% 10/15/18		2,221	2,336
Series 2996 Class MK, 5.5% 6/15/35		241	266
Series 3415 Class PC, 5% 12/15/37		1,201	1,285
Series 3763 Class QA, 4% 4/15/34		2,591	2,722
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,815
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,675	7,454
Series 2303 Class ZV, 6% 4/15/31		190	210
Series 2877 Class ZD, 5% 10/15/34		6,683	7,193
Series 3277 Class B, 4% 2/15/22		2,800	2,967
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,267
Series 3578 Class B, 4.5% 9/15/24		3,740	3,957
Series 4176 Class BA, 3% 2/15/33		3,608	3,703
Series 2715 Class NG, 4.5% 12/15/18		1,657	1,758
Series 4181 Class LA, 3% 3/15/37		5,024	5,099
Series 4182 Class BA, 3% 6/15/37		20,251	20,729
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.668% 7/20/37 (l)		1,429	1,437
Series 2008-2 Class FD, 0.648% 1/20/38 (l)		360	362
Series 2008-73 Class FA, 1.028% 8/20/38 (l)		2,098	2,134
Series 2008-83 Class FB, 1.068% 9/20/38 (l)		2,173	2,211
Series 2009-108 Class CF, 0.7666% 11/16/39 (l)		1,770	1,786
Series 2009-116 Class KF, 0.6966% 12/16/39 (l)		1,526	1,536
Series 2010-9 Class FA, 0.6866% 1/16/40 (l)		2,423	2,438
Series 2010-H17 Class FA, 0.494% 7/20/60 (l)(q)		5,845	5,763
Series 2010-H18 Class AF, 0.4685% 9/20/60 (l)(q)		6,249	6,166
Series 2010-H19 Class FG, 0.4685% 8/20/60 (l)(q)		8,002	7,898
Series 2010-H27 Series FA, 0.5485% 12/20/60 (l)(q)		2,385	2,361
Series 2011-H05 Class FA, 0.6685% 12/20/60 (l)(q)		4,265	4,247
Series 2011-H07 Class FA, 0.6685% 2/20/61 (l)(q)		7,567	7,535
Series 2011-H12 Class FA, 0.6585% 2/20/61 (l)(q)		9,652	9,608
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H13 Class FA, 0.6685% 4/20/61 (l)(q)		$ 3,849	$ 3,833
Series 2011-H14:
Class FB, 0.6685% 5/20/61 (l)(q)		4,455	4,434
Class FC, 0.6685% 5/20/61 (l)(q)		4,175	4,157
Series 2011-H17 Class FA, 0.6985% 6/20/61 (l)(q)		5,577	5,562
Series 2011-H21 Class FA, 0.7685% 10/20/61 (l)(q)		6,074	6,074
Series 2012-H01 Class FA, 0.8685% 11/20/61 (l)(q)		5,072	5,093
Series 2012-H03 Class FA, 0.8685% 1/20/62 (l)(q)		3,105	3,119
Series 2012-H06 Class FA, 0.7985% 1/20/62 (l)(q)		4,853	4,859
Series 2012-H07 Class FA, 0.7985% 3/20/62 (l)(q)		2,883	2,886
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		819	832
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		629	636
Series 2010-99 Class PT, 3.5% 8/20/33		807	817
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		2,229	460
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,109
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		8,669	9,243
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,686	12,895
Series 2010-H17 Class XP, 5.3019% 7/20/60 (l)(q)		16,570	18,276
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		12,596	13,844
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,992	12,226
Class ZC, 5.5% 7/16/34		10,935	11,873
Series 2012-64 Class KB, 3.7316% 5/20/41 (l)		1,788	2,020
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $345,412)			344,655
Commercial Mortgage Securities - 1.5%
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.516% 4/25/19 (l)		$ 7,377	$ 7,363
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,480	2,640
Series K014 Class A2, 3.871% 4/25/21		6,110	6,407
Series K015 Class A2, 3.23% 7/25/21		10,980	11,044
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,155
Series K009 Class A2, 3.808% 8/25/20		20,970	22,081
Series K017 Class A2, 2.873% 12/25/21		15,590	15,228
Series K034 Class A1, 2.669% 2/25/23		9,484	9,532
Series K031 Class A2, 3.3% 4/25/23		23,900	23,579
Series K032 Class A1, 3.016% 2/25/23		19,141	19,747
Series K501 Class A2, 1.655% 11/25/16		5,440	5,520
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $141,652)			138,296
Foreign Government and Government Agency Obligations - 22.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,529	3,396
2.5% 12/31/38 (e)		2,570	1,047
7% 10/3/15		23,415	22,958
Aruba Government 4.625% 9/14/23 (f)		2,340	2,217
Bahamian Republic 6.95% 11/20/29 (f)		2,075	2,262
Bahrain Kingdom:
5.5% 3/31/20		1,450	1,494
6.125% 8/1/23 (f)		2,060	2,117
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(p)		500,000	0
value recovery B rights 1/2/21 (a)(p)		750,000	0
Barbados Government 7% 8/4/22 (f)		1,783	1,560
Belarus Republic:
8.75% 8/3/15 (Reg. S)		12,955	13,117
8.95% 1/26/18		2,795	2,837
Brazilian Federative Republic:
4.25% 1/7/25		4,231	4,030
5.625% 1/7/41		11,175	10,756
7.125% 1/20/37		8,520	9,755
8.25% 1/20/34		5,940	7,499
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic: - continued
12.25% 3/6/30		$ 6,540	$ 11,151
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		4,250	3,708
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	92,200	128,955
5.5% 11/1/22	EUR	51,250	79,346
Canadian Government:
0.75% 5/1/14	CAD	104,350	98,169
1.25% 3/1/18	CAD	55,375	50,967
1.5% 6/1/23	CAD	62,600	52,750
3.5% 12/1/45	CAD	26,850	26,535
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	1,103
City of Buenos Aires 12.5% 4/6/15 (f)		6,500	6,841
Colombian Republic:
6.125% 1/18/41		4,240	4,537
7.375% 9/18/37		4,400	5,401
10.375% 1/28/33		7,910	11,608
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	187
Congo Republic 3.5% 6/30/29 (e)		12,928	11,441
Costa Rican Republic:
4.25% 1/26/23 (f)		2,865	2,607
4.375% 4/30/25 (f)		2,310	2,039
5.625% 4/30/43 (f)		640	542
Croatia Republic:
5.5% 4/4/23 (f)		4,115	4,012
6.25% 4/27/17 (f)		6,075	6,470
6.375% 3/24/21 (f)		4,715	4,956
6.625% 7/14/20 (f)		3,805	4,081
6.75% 11/5/19 (f)		4,210	4,557
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,570	1,468
5.875% 7/25/22		740	692
6.25% 10/4/20 (f)		7,185	7,077
6.25% 7/27/21 (f)		3,640	3,540
7.4% 1/22/15 (f)		6,150	6,381
Dominican Republic:
1.1593% 8/30/24 (l)		6,663	5,664
5.875% 4/18/24 (f)		2,695	2,580
7.5% 5/6/21 (f)		5,740	6,285
9.04% 1/23/18 (f)		3,876	4,186
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,495
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
El Salvador Republic: - continued
7.65% 6/15/35 (Reg. S)		$ 2,435	$ 2,374
8.25% 4/10/32 (Reg. S)		1,435	1,530
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	5,075	7,390
European Union 2.75% 9/21/21	EUR	14,000	20,506
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		1,900	1,952
French Government OAT 3.25% 5/25/45	EUR	7,400	9,784
Gabonese Republic 6.375% 12/12/24 (f)		826	828
Georgia Republic 6.875% 4/12/21 (f)		1,400	1,498
German Federal Republic:
0% 6/13/14	EUR	24,800	34,101
1.5% 2/15/23	EUR	45,545	60,789
3.25% 1/4/20	EUR	62,150	95,717
4.75% 7/4/34	EUR	14,650	26,566
Ghana Republic 7.875% 8/7/23 (f)		2,210	2,128
Hungarian Republic:
4.125% 2/19/18		4,432	4,454
5.75% 11/22/23		2,380	2,374
7.625% 3/29/41		7,065	7,727
Indonesian Republic:
3.375% 4/15/23 (f)		2,640	2,251
4.875% 5/5/21 (f)		7,805	7,727
5.25% 1/17/42 (f)		5,835	4,989
5.375% 10/17/23		500	499
5.875% 3/13/20 (f)		6,420	6,773
6.625% 2/17/37 (f)		5,025	5,075
7.75% 1/17/38 (f)		7,700	8,740
8.5% 10/12/35 (Reg. S)		9,515	11,561
11.625% 3/4/19 (f)		8,270	11,082
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,805	11,672
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	32,138
5.5% 12/4/23		12,385	14,248
Italian Republic 5% 9/1/40	EUR	27,775	39,368
Ivory Coast 7.1% 12/31/32 (e)		3,450	3,062
Japan Government:
0.1% 4/15/15	JPY	2,450,000	23,264
0.1% 10/15/15	JPY	8,337,000	79,146
1.1% 6/20/20	JPY	3,867,000	38,356
1.8% 3/20/43	JPY	1,250,000	12,067
1.9% 9/20/30	JPY	7,115,000	73,582
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Jordanian Kingdom:
2.503% 10/30/20		$ 25,601	$ 25,044
3.875% 11/12/15		3,285	3,285
Latvian Republic 2.75% 1/12/20 (f)		3,430	3,271
Lebanese Republic:
4% 12/31/17		12,058	11,817
4.75% 11/2/16		2,750	2,723
5.15% 11/12/18		2,815	2,776
5.45% 11/28/19		5,445	5,309
6.375% 3/9/20		4,120	4,197
Lithuanian Republic:
6.125% 3/9/21 (f)		4,090	4,633
6.625% 2/1/22 (f)		4,370	5,102
7.375% 2/11/20 (f)		3,115	3,734
Moroccan Kingdom:
4.25% 12/11/22 (f)		3,360	3,091
5.5% 12/11/42 (f)		1,900	1,596
Panamanian Republic:
4.3% 4/29/53		2,330	1,765
6.7% 1/26/36		1,850	2,067
8.875% 9/30/27		1,875	2,513
9.375% 4/1/29		570	791
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
5.625% 11/18/50		980	982
8.75% 11/21/33		6,490	9,232
Philippine Republic:
7.75% 1/14/31		7,230	9,544
9.5% 2/2/30		6,720	10,080
10.625% 3/16/25		4,955	7,606
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		3,520	3,353
5.95% 8/22/23 (f)		3,050	3,020
Provincia de Cordoba 12.375% 8/17/17 (f)		6,960	6,386
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		4,700	4,762
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,800	3,028
Republic of Armenia 6% 9/30/20 (f)		5,170	5,125
Republic of Iraq 5.8% 1/15/28 (Reg. S)		15,745	13,305
Republic of Namibia 5.5% 11/3/21 (f)		1,595	1,627
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Nigeria:
yield at date of purchase 0.12% 4/24/14	NGN	685,035	$ 4,127
5.125% 7/12/18 (f)		2,335	2,385
6.375% 7/12/23 (f)		1,230	1,267
6.75% 1/28/21 (f)		1,505	1,625
Republic of Serbia:
5.25% 11/21/17 (f)		1,845	1,850
5.875% 12/3/18 (f)		4,525	4,599
6.75% 11/1/24 (f)		9,437	9,284
7.25% 9/28/21 (f)		2,500	2,631
Republic of Zambia 5.375% 9/20/22 (f)		1,810	1,566
Romanian Republic:
4.375% 8/22/23 (f)		3,800	3,662
6.75% 2/7/22 (f)		7,002	7,947
Russian Federation:
4.875% 9/16/23 (f)		2,200	2,222
5.625% 4/4/42 (f)		6,400	6,344
5.875% 9/16/43 (f)		2,600	2,643
7.5% 3/31/30 (Reg. S)		38,463	44,887
12.75% 6/24/28 (Reg. S)		17,035	28,852
South African Republic 5.875% 9/16/25		1,355	1,409
Spanish Kingdom:
3.3% 7/30/16	EUR	30,350	43,182
5.15% 10/31/44	EUR	10,300	14,473
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		3,000	2,828
5.45% 2/9/17 (Reg. S)		665	708
Turkish Republic:
5.125% 3/25/22		3,795	3,634
5.625% 3/30/21		4,590	4,659
6% 1/14/41		4,040	3,570
6.25% 9/26/22		4,590	4,733
6.75% 4/3/18		5,480	5,980
6.75% 5/30/40		5,270	5,138
6.875% 3/17/36		10,920	10,811
7% 3/11/19		2,895	3,181
7.25% 3/5/38		7,510	7,717
7.375% 2/5/25		11,420	12,405
7.5% 11/7/19		6,065	6,853
8% 2/14/34		2,075	2,306
11.875% 1/15/30		3,915	5,877
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		$ 6,970	$ 6,378
Ukraine Government:
6.25% 6/17/16 (f)		3,445	3,212
6.75% 11/14/17 (f)		2,715	2,505
7.5% 4/17/23 (Reg. S)		1,000	896
7.75% 9/23/20 (f)		4,450	4,105
7.8% 11/28/22 (f)		3,940	3,561
7.95% 6/4/14 (f)		12,610	12,610
7.95% 6/4/14 (Reg.S)		2,640	2,640
7.95% 2/23/21 (f)		3,575	3,293
9.25% 7/24/17 (f)		7,475	7,391
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,495	1,783
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/22	GBP	5,700	8,623
2.25% 3/7/14	GBP	91,275	151,631
3.5% 7/22/68	GBP	33,125	53,514
United Mexican States:
4.75% 3/8/44		9,506	8,612
5.75% 10/12/2110		4,311	3,988
6.05% 1/11/40		10,990	11,952
6.75% 9/27/34		8,095	9,552
7.5% 4/8/33		2,900	3,647
8.3% 8/15/31		2,600	3,517
United Republic of Tanzania 6.3921% 3/9/20 (l)		3,630	3,780
Uruguay Republic 7.875% 1/15/33 pay-in-kind		7,700	9,548
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	2,440
6% 12/9/20		3,990	2,659
7% 3/31/38		3,410	2,131
8.5% 10/8/14		4,120	4,023
9% 5/7/23 (Reg. S)		14,845	11,060
9.25% 5/7/28 (Reg. S)		4,695	3,474
9.375% 1/13/34		5,025	3,726
11.75% 10/21/26 (Reg. S)		7,795	6,665
11.95% 8/5/31 (Reg. S)		13,505	11,506
12.75% 8/23/22		14,135	13,040
13.625% 8/15/18		7,505	7,355
Vietnamese Socialist Republic:
1.25% 3/12/16 (l)		2,809	2,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Vietnamese Socialist Republic: - continued
4% 3/12/28 (e)		$ 14,597	$ 12,845
6.875% 1/15/16 (f)		5,320	5,679
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,113,369)			2,150,325
Supranational Obligations - 0.2%

European Investment Bank 3% 10/14/33	EUR	6,500	8,930
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	7,335
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $15,686)			16,265
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.2%
Remy International, Inc.	122,400	2,854
TRW Automotive Holdings Corp. (a)	290,847	21,636
		24,490
Automobiles - 0.1%
General Motors Co. (a)	14,490	592
General Motors Co.:
warrants 7/10/16 (a)	140,844	4,389
warrants 7/10/19 (a)	140,844	3,258
Motors Liquidation Co. GUC Trust (a)	36,934	1,187
		9,426
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	32,078	48
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	37,963	55
Station Holdco LLC (a)(r)(t)	4,989,172	7,224
Station Holdco LLC:
unit (r)(t)	57,186	4
warrants 6/15/18 (a)(r)(t)	198,954	15
		7,298
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Haights Cross Communications, Inc. (a)	8,267	$ 0
Interpublic Group of Companies, Inc.	311,586	5,515
RDA Holding Co. warrants 2/19/14 (a)(t)	9,559	0
		5,515
TOTAL CONSUMER DISCRETIONARY		46,777
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	636
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (a)	3,883,237	0
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	68,275	1,262
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc.	20,500	563
Building Products - 0.1%
Nortek, Inc. (a)	130,387	9,727
Nortek, Inc. warrants 12/7/14 (a)	7,154	182
		9,909
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. rights (a)	1,532,251	0
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	545
Class B (a)	2,029	182
		727
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.2%
DeepOcean Group Holding BV (a)(f)	406,682	$ 11,408
TOTAL INDUSTRIALS		22,607
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	5,625	189
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	956
Spansion, Inc. Class A (a)	3,467	48
		1,004
TOTAL INFORMATION TECHNOLOGY		1,193
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	37
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	598
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	1,233
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	94,273	14
NewPage Corp. (i)	9,378	816
		830
TOTAL MATERIALS		2,698
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	220
TOTAL COMMON STOCKS (Cost $73,828)		75,393
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	$ 424
Nonconvertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	300,475	6,310
Wells Fargo & Co. 5.20%	654,311	13,139
		19,449
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	25,686	24,530
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	390,000	7,617
TOTAL FINANCIALS		51,596
TOTAL PREFERRED STOCKS (Cost $44,252)		52,020
Bank Loan Obligations - 1.9%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
Spotless Holdings Ltd.:
Tranche B 1LN, term loan 5% 10/2/18 (l)		$ 1,367	1,384
Tranche 2LN, term loan 8.75% 4/2/19 (l)		1,690	1,724
			3,108
Hotels, Restaurants & Leisure - 0.3%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (l)		1,573	1,579
Tranche 2LN, term loan 8.75% 2/20/20 (l)		1,575	1,600
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (l)		2,055	2,081
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)		2,295	2,421
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4884% 1/28/18 (l)		2,874	2,741
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (l)		$ 10,468	$ 10,547
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)		2,638	2,635
			23,604
Media - 0.2%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	7
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	5	4
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (l)		3,824	3,882
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (l)		11,426	11,398
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (l)		3,010	3,089
			18,380
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (l)		3,410	3,397
TOTAL CONSUMER DISCRETIONARY			48,489
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (l)		550	561
Tranche B 1LN, term loan 4.5% 9/26/19 (l)		1,720	1,731
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (s)		1,300	1,313
Tranche B 1LN, term loan 11/26/20 (s)		2,600	2,607
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)		2,865	2,908
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (l)		515	529
			9,649
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)		7,660	7,679
TOTAL CONSUMER STAPLES			17,328
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)		$ 3,223	$ 3,304
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (l)		3,201	3,149
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (l)		4,517	4,636
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)		13,905	14,114
Panda Sherman Power, LLC term loan 9% 9/14/18 (l)		2,000	2,045
Panda Temple Power, LLC term loan 7.25% 4/3/19 (l)		1,010	1,044
Samson Investment Co. Tranche B 2LN, term loan 9/25/18 (s)		1,015	1,015
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (l)		715	724
			30,031
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Moxie Patriot LLC Tranche B, term loan 12/19/20 (s)		1,105	1,120
Sheridan Investment Partners I term loan 12/16/20 (s)		1,465	1,471
Sheridan Production Partners I:
Tranche A, term loan 12/16/20 (s)		204	205
Tranche M, term loan 12/16/20 (s)		76	76
			2,872
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)		565	563
TOTAL FINANCIALS			3,435
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)		12,580	12,580
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. Tranche B, term loan 1/2/20 (s)		445	449
TOTAL HEALTH CARE			13,029
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.3%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2% 12/24/18 (l)		$ 7,515	$ 6,914
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (l)		1,736	1,747
Tranche B 2LN, term loan 8.25% 11/30/20 (l)		3,455	3,533
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)		1,756	1,774
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (l)		3,077	3,084
WTG Holdings III Corp.:
Tranche 2LN, term loan 12/12/21 (s)		430	428
Tranche B, term loan 12/12/20 (s)		465	463
			11,029
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (l)		8,738	8,760
TOTAL INDUSTRIALS			26,703
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 6/3/20 (s)		2,395	2,386
Software - 0.1%
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (l)		637	637
Tranche 2LN, term loan 8.25% 5/22/21 (l)		300	305
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (l)		6,565	6,860
			7,802
TOTAL INFORMATION TECHNOLOGY			10,188
MATERIALS - 0.1%
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (l)		793	806
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 12/18/20 (s)		4,345	4,334
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (l)		$ 807	$ 811
Tranche B 2LN, term loan 8.75% 1/25/21 (l)		490	499
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (l)		2,908	2,951
			4,261
TOTAL MATERIALS			9,401
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Consolidated Communications, Inc. Tranche B, term loan 12/23/20 (s)		380	380
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)		7,176	7,409
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (l)		395	405
			8,194
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (l)		3,385	3,377
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (l)		3,585	3,617
			6,994
TOTAL TELECOMMUNICATION SERVICES			15,188
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)		1,767	1,767
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)		$ 2,748	$ 2,779
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (l)		2,458	2,470
			5,249
TOTAL UTILITIES			7,016
TOTAL BANK LOAN OBLIGATIONS (Cost $175,983)			180,808
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)		3,877	3,625
Goldman Sachs 1.1875% 12/14/19 (l)		3,553	3,322
1.1875% 12/14/19 (l)		2,538	2,373
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,933)			9,320
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $30,810)	452,940	48,677
Preferred Securities - 0.9%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 8,120	8,545
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	7,335	7,276
		15,821
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	3,330	3,373
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	$ 3,000	$ 2,606
FINANCIALS - 0.6%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(l)	2,035	2,317
Diversified Financial Services - 0.6%
Bank of America Corp.:
5.2% (g)(l)	8,930	8,077
8% (g)(l)	3,065	3,482
8.125% (g)(l)	2,245	2,521
Citigroup, Inc. 5.95% (g)(l)	23,110	21,964
JPMorgan Chase & Co. 6% (g)(l)	23,845	23,405
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	380	374
		59,823
TOTAL FINANCIALS		62,140
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	241
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	5,950	4,919
TOTAL PREFERRED SECURITIES (Cost $91,419)		89,100
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 2.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $190,436)	190,435,620	$ 190,436
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $9,249,173)		9,491,867
NET OTHER ASSETS (LIABILITIES) - 0.6%		61,634
NET ASSETS - 100%		$ 9,553,501
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
184 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	$ 22,641	$ (433)
571 CBOT 2 Year U.S. Treasury Note Contracts	March 2014	125,513	(197)
270 CBOT 5 Year U.S. Treasury Note Contracts	March 2014	32,214	(408)
153 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	19,632	(233)
247 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	33,654	(786)
TOTAL TREASURY CONTRACTS		$ 233,654	$ (2,057)

The face value of futures purchased as a percentage of net assets is 2.4%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Nov. 2023	$ 87,922	3-month LIBOR	2.83%	$ 1,748	$ 0	$ 1,748

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
For the period, the average monthly notional amount for swaps in the aggregate was $89,996,000.
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,991,735,000 or 20.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,145,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,340,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(s) The coupon rate will be determined upon settlement of the loan after period end.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,524,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 386
Fidelity Floating Rate Central Fund	2,942
Total	$ 3,328
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 60,326	$ -	$ 13,000	$ 48,677	3.5%
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,777	$ 39,431	$ -	$ 7,346
Consumer Staples	1,060	-	636	424
Financials	51,596	27,066	24,530	-
Health Care	1,262	-	-	1,262
Industrials	22,607	10,472	-	12,135
Information Technology	1,193	1,193	-	-
Materials	2,698	649	-	2,049
Utilities	220	220	-	-
Corporate Bonds	4,270,657	-	4,270,474	183
U.S. Government and Government Agency Obligations	1,609,114	-	1,609,114	-
U.S. Government Agency - Mortgage Securities	314,606	-	314,606	-
Asset-Backed Securities	2,195	-	2,195	-
Collateralized Mortgage Obligations	344,655	-	344,655	-
Commercial Mortgage Securities	138,296	-	138,296	-
Foreign Government and Government Agency Obligations	2,150,325	-	2,144,654	5,671
Supranational Obligations	16,265	-	16,265	-
Bank Loan Obligations	180,808	-	170,975	9,833
Sovereign Loan Participations	9,320	-	-	9,320
Fixed-Income Funds	48,677	48,677	-	-
Preferred Securities	89,100	-	81,824	7,276
Other	-	-	-	-
Money Market Funds	190,436	190,436	-	-
Total Investments in Securities:	$ 9,491,867	$ 318,144	$ 9,118,224	$ 55,499
Derivative Instruments:
Assets
Swaps	$ 1,748	$ -	$ 1,748	$ -
Liabilities
Futures Contracts	$ (2,057)	$ (2,057)	$ -	$ -
Total Derivative Instruments:	$ (309)	$ (2,057)	$ 1,748	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (2,057)
Swaps (b)	1,748	-
Total Value of Derivatives	$ 1,748	$ (2,057)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	63.6%
Canada	3.7%
Germany	2.6%
Italy	2.6%
United Kingdom	2.6%
Japan	2.4%
Luxembourg	2.2%
Bermuda	1.4%
Venezuela	1.4%
Netherlands	1.2%
Mexico	1.2%
Indonesia	1.1%
Cayman Islands	1.1%
Turkey	1.0%
Argentina	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,027,927)	$ 9,252,754
Fidelity Central Funds (cost $221,246)	239,113
Total Investments (cost $9,249,173)		$ 9,491,867
Restricted cash		1,532
Receivable for investments sold Regular delivery		50,468
Delayed delivery		880
Receivable for fund shares sold		9,953
Dividends receivable		90
Interest receivable		116,920
Distributions receivable from Fidelity Central Funds		221
Receivable for daily variation margin for derivative instruments		167
Prepaid expenses		23
Other receivables		3
Total assets		9,672,124

Liabilities
Payable to custodian bank	$ 4,111
Payable for investments purchased Regular delivery	45,069
Delayed delivery	3,112
Payable for fund shares redeemed	51,580
Distributions payable	5,953
Accrued management fee	4,543
Distribution and service plan fees payable	2,752
Other affiliated payables	1,367
Other payables and accrued expenses	136
Total liabilities		118,623

Net Assets		$ 9,553,501
Net Assets consist of:
Paid in capital		$ 9,316,336
Undistributed net investment income		30,953
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,917)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		240,129
Net Assets		$ 9,553,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,205,481 ÷ 347,466 shares)	$ 12.10

Maximum offering price per share (100/96.00 of $12.10)	$ 12.60
Class T: Net Asset Value and redemption price per share ($1,264,729 ÷ 104,550 shares)	$ 12.10

Maximum offering price per share (100/96.00 of $12.10)	$ 12.60
Class B: Net Asset Value and offering price per share ($137,324 ÷ 11,310 shares)A	$ 12.14

Class C: Net Asset Value and offering price per share ($1,766,793 ÷ 146,339 shares)A	$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,179,174 ÷ 177,758 shares)	$ 12.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Dividends		$ 6,716
Interest		502,891
Income from Fidelity Central Funds		3,328
Total income		512,935

Expenses
Management fee	$ 62,994
Transfer agent fees	16,395
Distribution and service plan fees	37,993
Accounting and security lending fees	1,624
Custodian fees and expenses	374
Independent trustees' compensation	43
Registration fees	302
Audit	127
Legal	53
Miscellaneous	102
Total expenses before reductions	120,007
Expense reductions	(3)	120,004
Net investment income (loss)		392,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,338
Fidelity Central Funds	4,711
Foreign currency transactions	(1,617)
Futures contracts	(67)
Swaps	11,092
Total net realized gain (loss)		79,457
Change in net unrealized appreciation (depreciation) on: Investment securities	(493,175)
Assets and liabilities in foreign currencies	1,034
Futures contracts	(1,910)
Swaps	(541)
Total change in net unrealized appreciation (depreciation)		(494,592)
Net gain (loss)		(415,135)
Net increase (decrease) in net assets resulting from operations		$ (22,204)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 392,931	$ 423,653
Net realized gain (loss)	79,457	177,978
Change in net unrealized appreciation (depreciation)	(494,592)	513,247
Net increase (decrease) in net assets resulting from operations	(22,204)	1,114,878
Distributions to shareholders from net investment income	(375,680)	(387,905)
Distributions to shareholders from net realized gain	(131,306)	(183,452)
Total distributions	(506,986)	(571,357)
Share transactions - net increase (decrease)	(2,254,341)	1,696,996
Total increase (decrease) in net assets	(2,783,531)	2,240,517

Net Assets
Beginning of period	12,337,032	10,096,515
End of period (including undistributed net investment income of $30,953 and undistributed net investment income of $72,826, respectively)	$ 9,553,501	$ 12,337,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77
Income from Investment Operations
Net investment income (loss) C	.449	.479	.536	.622	.681
Net realized and unrealized gain (loss)	(.441)	.776	.009	.500	2.345
Total from investment operations	.008	1.255	.545	1.122	3.026
Distributions from net investment income	(.431)	(.442)	(.572)	(.582)	(.566)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.598)	(.635)	(.855)	(.872)	(.666)
Net asset value, end of period	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13
Total Return A,B	.08%	10.57%	4.47%	9.48%	31.74%
Ratios to Average Net Assets D,F
Expenses before reductions	.98%	.98%	.99%	.99%	1.01%
Expenses net of fee waivers, if any	.98%	.98%	.99%	.99%	1.01%
Expenses net of all reductions	.98%	.98%	.99%	.99%	1.01%
Net investment income (loss)	3.61%	3.83%	4.29%	5.00%	6.14%
Supplemental Data
Net assets, end of period (in millions)	$ 4,205	$ 5,582	$ 4,746	$ 4,169	$ 3,725
Portfolio turnover rate E	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77
Income from Investment Operations
Net investment income (loss) C	.449	.479	.536	.621	.675
Net realized and unrealized gain (loss)	(.431)	.766	.009	.511	2.341
Total from investment operations	.018	1.245	.545	1.132	3.016
Distributions from net investment income	(.431)	(.442)	(.572)	(.582)	(.566)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.598)	(.635)	(.855)	(.872)	(.666)
Net asset value, end of period	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12
Total Return A,B	.17%	10.49%	4.48%	9.57%	31.64%
Ratios to Average Net Assets D,F
Expenses before reductions	.98%	.98%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.98%	.98%	.98%	.99%	1.01%
Expenses net of all reductions	.98%	.98%	.98%	.99%	1.01%
Net investment income (loss)	3.61%	3.83%	4.29%	5.00%	6.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,265	$ 1,554	$ 1,471	$ 1,571	$ 1,579
Portfolio turnover rate E	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80
Income from Investment Operations
Net investment income (loss) C	.362	.391	.449	.535	.600
Net realized and unrealized gain (loss)	(.432)	.765	.007	.509	2.348
Total from investment operations	(.070)	1.156	.456	1.044	2.948
Distributions from net investment income	(.343)	(.353)	(.483)	(.494)	(.488)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.510)	(.546)	(.766)	(.784)	(.588)
Net asset value, end of period	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16
Total Return A,B	(.54)%	9.67%	3.72%	8.77%	30.72%
Ratios to Average Net Assets D,F
Expenses before reductions	1.69%	1.69%	1.69%	1.70%	1.72%
Expenses net of fee waivers, if any	1.69%	1.69%	1.69%	1.70%	1.72%
Expenses net of all reductions	1.69%	1.69%	1.69%	1.70%	1.72%
Net investment income (loss)	2.90%	3.12%	3.59%	4.30%	5.43%
Supplemental Data
Net assets, end of period (in millions)	$ 137	$ 204	$ 244	$ 307	$ 348
Portfolio turnover rate E	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76
Income from Investment Operations
Net investment income (loss) C	.355	.384	.441	.528	.597
Net realized and unrealized gain (loss)	(.440)	.767	.010	.512	2.327
Total from investment operations	(.085)	1.151	.451	1.040	2.924
Distributions from net investment income	(.338)	(.348)	(.478)	(.490)	(.484)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.505)	(.541)	(.761)	(.780)	(.584)
Net asset value, end of period	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10
Total Return A,B	(.66)%	9.68%	3.71%	8.77%	30.60%
Ratios to Average Net Assets D,F
Expenses before reductions	1.73%	1.73%	1.74%	1.74%	1.75%
Expenses net of fee waivers, if any	1.73%	1.73%	1.74%	1.74%	1.75%
Expenses net of all reductions	1.73%	1.73%	1.74%	1.74%	1.75%
Net investment income (loss)	2.86%	3.08%	3.54%	4.26%	5.40%
Supplemental Data
Net assets, end of period (in millions)	$ 1,767	$ 2,238	$ 1,824	$ 1,609	$ 1,336
Portfolio turnover rate E	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87
Income from Investment Operations
Net investment income (loss) B	.484	.514	.570	.657	.710
Net realized and unrealized gain (loss)	(.437)	.779	.003	.514	2.361
Total from investment operations	.047	1.293	.573	1.171	3.071
Distributions from net investment income	(.460)	(.470)	(.600)	(.611)	(.591)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.627)	(.663)	(.883)	(.901)	(.691)
Net asset value, end of period	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25
Total Return A	.39%	10.78%	4.66%	9.80%	31.92%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.75%	.75%	.76%	.76%	.78%
Net investment income (loss)	3.84%	4.07%	4.52%	5.23%	6.37%
Supplemental Data
Net assets, end of period (in millions)	$ 2,179	$ 2,759	$ 1,812	$ 1,481	$ 1,156
Portfolio turnover rate D	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 449,175
Gross unrealized depreciation	(201,948)
Net unrealized appreciation (depreciation) on securities and other investments	$ 247,227

Tax Cost	$ 9,244,640

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,862
Net unrealized appreciation (depreciation)	$ 246,967

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 404,690	$ 469,242
Long-term Capital Gains	102,296	102,115
Total	$ 506,986	$ 571,357

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Restricted Cash. The Fund entered into transactions where cash was required to be held in escrow. The amount of restricted cash is reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts Purchased Options	$ (67) 1,335	$ (1,910) -
Swaps	11,092	(541)
Totals (a)	$ 12,360	$ (2,451)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable. For the period, the average monthly notional amount for purchased swaptions was $14,757.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,462,490 and $8,613,343, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,466	$ 179
Class T	-%	.25%	3,573	39
Class B	.65%	.25%	1,519	1,104
Class C	.75%	.25%	20,435	3,472
			$ 37,993	$ 4,794

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 412
Class T	64
Class B*	272
Class C*	276
$ 1,024

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 7,013.14
Class T	2,011.14
Class B	336.20
Class C	2,919.14
Institutional Class	4,116.16
	$ 16,395

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $61.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $184.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012
From net investment income
Class A	$ 172,638	$ 184,852
Class T	49,547	53,316
Class B	4,623	6,329
Class C	55,636	56,930
Institutional Class	93,236	86,478
Total	$ 375,680	$ 387,905
From net realized gain
Class A	$ 58,020	$ 83,442
Class T	17,276	23,291
Class B	1,893	3,121
Class C	24,319	33,426
Institutional Class	29,798	40,172
Total	$ 131,306	$ 183,452

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class A
Shares sold	67,582	127,635	$ 844,208	$ 1,591,154
Reinvestment of distributions	14,640	16,767	180,437	210,697
Shares redeemed	(174,793)	(97,467)	(2,165,571)	(1,216,353)
Net increase (decrease)	(92,571)	46,935	$ (1,140,926)	$ 585,498
Class T
Shares sold	18,626	25,754	$ 232,419	$ 322,003
Reinvestment of distributions	4,677	5,144	57,585	64,574
Shares redeemed	(41,312)	(30,210)	(512,416)	(377,041)
Net increase (decrease)	(18,009)	688	$ (222,412)	$ 9,536

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class B
Shares sold	313	1,036	$ 3,921	$ 12,969
Reinvestment of distributions	421	585	5,199	7,368
Shares redeemed	(5,431)	(5,747)	(67,694)	(71,921)
Net increase (decrease)	(4,697)	(4,126)	$ (58,574)	$ (51,584)
Class C
Shares sold	20,484	46,989	$ 255,848	$ 585,374
Reinvestment of distributions	5,148	5,565	63,209	69,818
Shares redeemed	(56,133)	(27,147)	(693,259)	(338,449)
Net increase (decrease)	(30,501)	25,407	$ (374,202)	$ 316,743
Institutional Class
Shares sold	57,763	108,793	$ 729,921	$ 1,371,632
Reinvestment of distributions	7,895	7,682	98,556	97,784
Shares redeemed	(102,739)	(49,978)	(1,286,704)	(632,613)
Net increase (decrease)	(37,081)	66,497	$ (458,227)	$ 836,803

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 20, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $117,468,711, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.0764% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $225,225,340 of distributions paid during the period January 1, 2013 to December 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SI-UANN-0214
1.787727.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	0.39%	11.01%	6.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Institutional Class on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The global economic recovery pushed on during the 12-month period ending December 31, 2013, but many bond categories suffered amid shifting sentiment toward riskier assets, tighter U.S. monetary policy and rising market interest rates. In the spring and summer, signals from the U.S. Federal Reserve that it could begin tapering its stimulative bond-buying programs prior to year-end prompted interest rates to swell. Strong global economic data also tempered demand for higher-quality, rate-sensitive bonds. Most markets rebounded in September and October because the Fed refrained from tapering. But by period end, the Fed had announced it would begin to dial back its bond purchases in January 2014. Domestic high-yield bonds, bolstered by strong credit fundamentals, were the only major fixed-income asset class to produce a positive result, with the The BofA Merrill LynchSM US High Yield Constrained Index advancing 7.41%. Meanwhile, U.S. government bonds struggled amid upward pressure on rates, and the Barclays® U.S. Government Bond Index posted a -2.60% return. Non-U.S. developed markets fared only slightly better overall, while emerging-markets debt was even deeper in the red, with the asset class sharply reversing course after several years of strong advances. The Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index and the J.P. Morgan Emerging Markets Bond Index Global returned -1.59% and -6.58%, respectively.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Income Fund: For the year, the fund's Institutional Class shares returned 0.39%, short of the 0.87% result of the Fidelity Strategic Income Composite IndexSM. On a relative basis, security selection in the fund's high-yield bond subportfolio was the biggest detractor from results. It was a relatively healthy environment for high yield, as investors' appetite for riskier assets grew amid global economic improvement and yields were on the rise. So, the fund's overweighting in this asset class contributed, but not enough to offset what we lost from security selection. Conversely, relative results were boosted by our choices within emerging-markets (EM) debt. In aggregate, our asset allocation decisions benefited results; however, security selection within the fund's subportfolios was essentially flat. Within the individual subportfolios, the high-yield sleeve had a tough run due to investments in higher-quality, longer-duration credits, which came under pressure after the Fed announced it would begin tapering its asset-purchase program. On the flip side, security selection in the EM debt subportfolio was lifted by positioning in Argentina, including a notable overweighting and solid picks among corporate bonds and short-dated securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	.97%
Actual		$ 1,000.00	$ 1,025.30	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94
Class T	.97%
Actual		$ 1,000.00	$ 1,025.40	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94
Class B	1.67%
Actual		$ 1,000.00	$ 1,021.60	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.79	$ 8.49
Class C	1.72%
Actual		$ 1,000.00	$ 1,021.60	$ 8.76
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,027.00	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of December 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.7	18.7
Freddie Mac	2.5	2.3
Canadian Government	2.4	2.1
Ginnie Mae	2.4	2.2
Japan Government	2.4	2.3
	25.4
Top Five Market Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.6	7.8
Consumer Discretionary	8.0	7.0
Energy	7.0	6.7
Telecommunication Services	5.3	4.8
Industrials	5.3	4.7
Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
U.S. Government and U.S. Government Agency Obligations† 25.2%	U.S. Government and U.S. Government Agency Obligations† 28.8%
AAA,AA,A 11.2%	AAA,AA,A 11.3%
BBB 11.6%	BBB 9.9%
BB 18.1%	BB 14.6%
B 19.7%	B 22.2%
CCC,CC,C 8.3%	CCC,CC,C 5.6%
D 0.0%*	D 0.0%*
Not Rated 1.8%	Not Rated 2.8%
Equities 1.4%	Equities 1.0%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 3.8%

† Includes NCUA Guaranteed Notes.
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2013*	As of June 30, 2013**
Preferred Securities 0.9%	Preferred Securities 0.6%
Corporate Bonds 44.7%	Corporate Bonds 41.3%
U.S. Government and U.S. Government Agency Obligations† 25.2%	U.S. Government and U.S. Government Agency Obligations† 28.8%
Foreign Government & Government Agency Obligations 22.4%	Foreign Government & Government Agency Obligations 22.0%
Bank Loan Obligations 2.4%	Bank Loan Obligations 2.2%
Stocks 1.4%	Stocks 1.0%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.7%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

* Foreign investments	36.4%	** Foreign investments	35.3%
* Futures and Swaps	1.5%	** Futures and Swaps	0.7%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.7%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.8%
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	$ 1,066
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(l)		2,025	2,015
Chassix, Inc. 9.25% 8/1/18 (f)		6,565	6,992
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,882
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,488
6% 9/15/23		3,475	3,484
6.5% 2/15/19		3,770	4,006
6.75% 2/15/21		1,400	1,505
Delphi Corp.:
5% 2/15/23		9,005	9,264
5.875% 5/15/19		5,365	5,673
6.125% 5/15/21		5,255	5,826
Exide Technologies 8.625% 2/1/18 (c)		2,135	1,527
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,468
Lear Corp. 4.75% 1/15/23 (f)		6,305	5,911
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		2,010	2,116
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		3,055	3,002
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(l)		4,095	4,341
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,528
Tenneco, Inc. 6.875% 12/15/20		6,205	6,779
			76,873
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/49 (c)		1,605	0
7.2% 1/15/11 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		1,500	1,508
LKQ Corp. 4.75% 5/15/23 (f)		1,090	1,014
			2,522
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		$ 18,715	$ 20,353
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	16,680	6,646
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,695	4,519
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,508
FelCor Lodging LP 5.625% 3/1/23		4,185	4,080
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	12,186
MCE Finance Ltd. 5% 2/15/21 (f)		11,220	10,940
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(l)		2,333	2,342
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,618
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,135
Playa Resorts Holding BV 8% 8/15/20 (f)		1,295	1,374
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,306
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	738
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,346
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		584	117
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		7,305	6,848
5.375% 3/15/22		14,400	14,544
7.75% 8/15/20		22,030	24,729
Wynn Macau Ltd. 5.25% 10/15/21 (f)		4,625	4,648
			111,624
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		3,165	3,181
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,692
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,124
4.75% 2/15/23		2,020	1,919
5.75% 8/15/23		1,725	1,755
Jarden Corp. 6.125% 11/15/22		100	107
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,537
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	25,327
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21		$ 6,200	$ 6,681
7.125% 4/15/19		4,910	5,229
8.25% 2/15/21		6,920	7,387
8.5% 5/15/18 (e)		445	469
9.875% 8/15/19		4,100	4,561
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,650
8.375% 1/15/21		4,340	5,056
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,191
Toll Brothers Finance Corp.:
4.375% 4/15/23		6,055	5,616
5.875% 2/15/22		5,640	5,837
William Lyon Homes, Inc. 8.5% 11/15/20 (f)		2,235	2,419
			95,738
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	4,060
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,577
Media - 2.8%
AMC Networks, Inc. 4.75% 12/15/22		3,080	2,934
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,575	6,098
5.25% 3/15/21 (f)		4,975	4,751
5.25% 9/30/22		7,240	6,760
5.75% 9/1/23 (f)		3,940	3,733
6.5% 4/30/21		10,200	10,481
6.625% 1/31/22		8,220	8,467
7.375% 6/1/20		5,685	6,154
8.125% 4/30/20		6,955	7,546
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,463
Checkout Holding Corp. 0% 11/15/15 (f)		3,225	2,661
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,583
5.125% 12/15/22		1,470	1,422
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
5.5% 9/15/14		$ 485	$ 483
14% 2/1/21 pay-in-kind (f)		7,401	6,655
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		7,985	8,095
6.5% 11/15/22		21,590	22,049
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	5,975	7,677
DISH DBS Corp.:
5% 3/15/23		10,885	10,150
5.125% 5/1/20		485	486
5.875% 7/15/22		24,820	24,820
6.75% 6/1/21		8,970	9,508
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		2,245	2,374
EchoStar Communications Corp. 7.125% 2/1/16		9,330	10,333
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,850	1,892
4.875% 11/1/20 (f)		4,845	4,845
5.375% 11/1/23 (f)		3,845	3,778
Liberty Media Corp. 8.5% 7/15/29		6,535	7,041
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		14,840	16,398
MDC Partners, Inc. 6.75% 4/1/20 (f)		4,900	5,127
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,411
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,495	1,510
Regal Entertainment Group:
5.75% 6/15/23		9,410	9,245
5.75% 2/1/25		1,425	1,343
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,866
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		3,670	3,468
4.625% 5/15/23 (f)		2,450	2,217
5.25% 8/15/22 (f)		4,765	4,813
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,402
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,490	6,636
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,374
			265,049
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		$ 1,455	$ 1,635
CST Brands, Inc. 5% 5/1/23		1,320	1,274
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(l)		2,275	2,252
L Brands, Inc. 5.625% 10/15/23		4,625	4,694
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,035
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		5,250	5,355
Sally Holdings LLC 6.875% 11/15/19		3,305	3,652
Sonic Automotive, Inc. 5% 5/15/23		800	750
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,770	2,971
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		1,650	1,617
			31,235
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(l)		2,013	2,063
Hanesbrands, Inc. 6.375% 12/15/20		7,350	8,030
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,262
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,679
PVH Corp. 4.5% 12/15/22		10,925	10,351
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		1,475	1,488
			33,873
TOTAL CONSUMER DISCRETIONARY			642,904
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(l)		4,195	4,384
9.25% 2/15/19 (f)		8,755	9,674
ESAL GmbH 6.25% 2/5/23 (f)		10,175	9,132
Grifols, Inc. 8.25% 2/1/18		4,920	5,246
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		9,880	9,559
Rite Aid Corp.:
6.75% 6/15/21		14,625	15,338
8% 8/15/20		4,380	4,928
9.25% 3/15/20		8,445	9,691
10.25% 10/15/19		1,835	2,055
Roundys Supermarket, Inc. 10.25% 12/15/20 (f)		1,125	1,148
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		$ 1,465	$ 1,546
Tops Markets LLC 8.875% 12/15/17 (f)		2,820	3,098
			75,799
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,011
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		13,115	13,705
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		8,240	8,261
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (f)		3,315	3,597
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,680	1,529
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,050
Post Holdings, Inc.:
7.375% 2/15/22		1,055	1,129
7.375% 2/15/22 (f)		1,445	1,546
			36,828
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		1,415	1,511
6.625% 11/15/22 (f)		1,675	1,782
			3,293
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,700
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,235	1,173
NBTY, Inc. 9% 10/1/18		5,005	5,487
Prestige Brands, Inc. 8.125% 2/1/20		770	862
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,436
			27,658
TOTAL CONSUMER STAPLES			143,578
ENERGY - 6.7%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,196
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	3,758
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		5,735	6,007
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,680
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		$ 2,515	$ 2,641
Offshore Group Investment Ltd.:
7.125% 4/1/23		13,035	13,296
7.5% 11/1/19		2,265	2,463
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	10,471
Precision Drilling Corp. 6.5% 12/15/21		940	1,001
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		2,035	2,127
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,716
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	2,700	3,626
3.125% 7/10/23	EUR	950	1,332
			53,314
Oil, Gas & Consumable Fuels - 6.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		7,005	6,760
Afren PLC:
6.625% 12/9/20 (f)		2,315	2,315
10.25% 4/8/19 (Reg. S)		2,160	2,495
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)		3,175	2,905
6.625% 10/1/20		4,825	5,042
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,295
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	4,162
9.625% 8/1/20		4,800	5,388
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,646
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,085
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,514
6.5% 1/15/22		6,135	6,641
7% 1/15/21		2,855	3,141
Continental Resources, Inc.:
5% 9/15/22		24,090	25,023
7.125% 4/1/21		2,540	2,880
8.25% 10/1/19		885	967
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,870
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.: - continued
6.125% 3/1/22 (f)		$ 3,445	$ 3,531
7.75% 4/1/19		6,825	7,405
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	7,162
Denbury Resources, Inc. 8.25% 2/15/20		3,877	4,270
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,586
Energy Partners Ltd. 8.25% 2/15/18		11,490	12,352
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		6,190	6,886
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,427
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,780	3,884
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,624
Halcon Resources Corp.:
8.875% 5/15/21		4,140	4,181
9.75% 7/15/20 (f)		2,245	2,340
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,765	4,038
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	5,094
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	4,615	6,499
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,810	3,049
7% 5/5/20 (f)		3,500	3,938
9.125% 7/2/18 (f)		3,025	3,668
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,675	2,481
5.75% 4/30/43 (f)		3,905	3,369
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		3,810	3,753
5.625% 11/15/23 (f)		4,605	4,459
Kodiak Oil & Gas Corp. 5.5% 1/15/21		2,030	2,025
Laredo Pete, Inc. 7.375% 5/1/22		5,910	6,412
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,342
6.25% 6/15/22		6,243	6,602
6.75% 11/1/20		1,880	2,040
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,174
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co.: - continued
6.875% 2/1/20		$ 12,875	$ 13,792
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,346
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		2,400	2,424
7.25% 12/12/21 (f)		6,524	6,915
Pan American Energy LLC 7.875% 5/7/21 (f)		4,340	4,470
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	10,118
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,810	11,351
6.625% 6/15/38		465	479
8.625% 12/1/23		500	609
Petrobras Global Finance BV 2.3836% 1/15/19 (l)		4,585	4,482
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,190
6.875% 1/20/40		4,400	4,136
8.375% 12/10/18		4,035	4,725
Petroleos de Venezuela SA:
4.9% 10/28/14		17,655	16,110
8.5% 11/2/17 (f)		40,665	33,854
9% 11/17/21 (Reg. S)		3,065	2,276
9.75% 5/17/35 (f)		8,565	6,008
12.75% 2/17/22 (f)		14,385	13,126
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,265
4.875% 1/24/22		3,930	4,034
4.875% 1/18/24		2,605	2,605
5.5% 1/21/21		4,960	5,337
5.5% 6/27/44		6,640	6,059
6% 3/5/20		2,990	3,301
6.5% 6/2/41		9,685	10,121
6.625% (f)(g)		16,528	16,859
8% 5/3/19		2,125	2,577
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,045
PT Adaro Indonesia 7.625% 10/22/19 (f)		7,344	7,748
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,930	2,549
4.3% 5/20/23 (Reg S.)		600	522
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
4.875% 5/3/22 (f)		$ 5,190	$ 4,762
5.25% 5/23/21 (f)		3,385	3,258
5.625% 5/20/43 (f)		3,130	2,492
5.625% 5/20/43 (Reg. S)		1,300	1,035
6% 5/3/42 (f)		5,020	4,148
6.5% 5/27/41 (f)		5,130	4,489
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,583
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,202
Range Resources Corp.:
5% 8/15/22		6,060	5,954
5% 3/15/23		9,130	8,925
5.75% 6/1/21		2,030	2,152
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,549
5.875% 6/1/22		4,750	4,714
9.5% 4/15/18		3,565	3,815
Sabine Pass Liquefaction LLC 5.625% 4/15/23 (f)		7,375	6,896
SemGroup Corp. 7.5% 6/15/21 (f)		4,100	4,336
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,300	1,259
6.375% 8/1/22		1,995	2,110
6.875% 2/1/21		2,785	2,994
Teekay Corp. 8.5% 1/15/20		3,695	3,995
Tennessee Gas Pipeline Co.:
7% 10/15/28		170	200
7.625% 4/1/37		1,035	1,314
8.375% 6/15/32		1,155	1,490
Tesoro Corp.:
4.25% 10/1/17		2,970	3,096
5.375% 10/1/22		3,340	3,382
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		1,010	1,033
6.125% 10/15/21		2,735	2,817
Venoco, Inc. 8.875% 2/15/19		3,090	3,044
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,171
Western Refining, Inc. 6.25% 4/1/21		6,375	6,423
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp.:
5% 3/15/19		$ 3,480	$ 3,558
5.75% 3/15/21		3,480	3,602
WPX Energy, Inc. 6% 1/15/22		7,035	7,035
YPF SA 8.875% 12/19/18 (f)		4,035	4,186
Zhaikmunai International BV 7.125% 11/13/19 (f)		5,430	5,647
			585,389
TOTAL ENERGY			638,703
FINANCIALS - 7.5%
Commercial Banks - 1.8%
Access Finance BV 7.25% 7/25/17 (f)		1,150	1,139
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	2,705	1,104
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,580	4,901
CBOM Finance PLC 8.25% 8/5/14		2,440	2,464
CIT Group, Inc.:
5% 8/15/22		8,305	8,097
5.25% 3/15/18		8,005	8,585
5.375% 5/15/20		10,385	11,034
5.5% 2/15/19 (f)		35,510	38,084
Credit Commercial de France 1.875% 1/16/20	EUR	9,500	12,933
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,745	1,557
Development Bank of Philippines 8.375% (g)(l)		6,540	6,965
FBN Finance Co. BV 8.25% 8/7/20 (f)(l)		2,580	2,638
Finansbank A/S:
5.15% 11/1/17 (f)		9,055	8,851
5.5% 5/11/16 (Reg. S)		2,790	2,776
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		6,095	6,308
7.75% 7/5/17 (Reg. S)		1,100	1,139
HSBK BV 7.25% 5/3/17 (f)		3,970	4,301
JSC Kazkommertsbank BV 8% 11/3/15 (f)		3,060	3,091
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,460	3,495
RSHB Capital SA 6% 6/3/21 (f)(l)		2,155	2,206
Svenska Handelsbanken AB 2.25% 8/27/20 (Reg. S)	EUR	5,983	8,254
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		7,845	8,698
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		$ 3,810	$ 3,896
6.8% 11/22/25 (f)		3,670	3,835
6.902% 7/9/20 (f)		5,855	6,441
Wells Fargo & Co. 2.25% 9/3/20 (Reg. S)	EUR	9,450	13,025
			175,817
Consumer Finance - 2.9%
Ally Financial, Inc.:
5.5% 2/15/17		7,530	8,151
7.5% 9/15/20		47,655	55,518
8% 3/15/20		39,660	47,542
General Motors Acceptance Corp. 8% 11/1/31		27,890	33,189
GMAC LLC 8% 11/1/31		64,378	77,012
SLM Corp.:
5.5% 1/25/23		22,735	21,476
6% 1/25/17		9,240	10,002
7.25% 1/25/22		12,720	13,451
8% 3/25/20		7,185	8,137
			274,478
Diversified Financial Services - 1.7%
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	6,052
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,915	6,033
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,940	7,543
Citigroup, Inc. 5.9% (g)(l)		13,975	13,067
General Motors Financial Co., Inc.:
3.25% 5/15/18 (f)		2,880	2,880
4.25% 5/15/23 (f)		2,520	2,397
6.75% 6/1/18		6,140	7,000
GTB Finance BV:
6% 11/8/18 (f)		4,195	4,132
7.5% 5/19/16 (f)		3,875	4,108
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,552
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (f)		9,490	9,775
7.75% 1/15/16		6,865	7,002
8% 1/15/18		9,727	10,116
Indo Energy Finance BV 7% 5/7/18 (f)		6,410	6,464
JPMorgan Chase & Co. 2.625% 4/23/21	EUR	7,500	10,421
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Landry's Acquisition Co. 9.375% 5/1/20 (f)		$ 905	$ 986
Magnesita Finance Ltd. 8.625% (f)(g)		2,595	2,498
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		3,320	3,154
MPH Intermediate Holding Co. 2 8.375% 8/1/18 pay-in-kind (f)(l)		7,870	8,185
Myriad International Holding BV 6% 7/18/20 (f)		2,645	2,857
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		4,520	4,486
Pacnet Ltd. 9% 12/12/18 (f)		305	311
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,635	3,871
TMK Capital SA 7.75% 1/27/18		7,425	7,722
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		3,910	3,959
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	6,938
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		7,394	7,365
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		6,320	6,636
			160,510
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		2,460	2,620
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		6,445	6,622
			9,242
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20		4,935	4,836
4.625% 5/1/23		4,935	4,651
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,487
6.875% 5/1/21		7,955	8,512
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	13,983
7.5% 2/15/20		4,860	5,297
The Geo Group, Inc. 5.125% 4/1/23		1,910	1,767
			43,533
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		7,430	7,142
6.625% 10/15/20		5,565	5,955
Howard Hughes Corp. 6.875% 10/1/21 (f)		10,865	11,300
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		$ 285	$ 284
11.5% 7/20/20 (Reg. S)		15	16
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		470	517
Realogy Corp.:
7.625% 1/15/20 (f)		6,330	7,105
7.875% 2/15/19 (f)		5,680	6,234
9% 1/15/20 (f)		3,740	4,357
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		7,370	7,167
7.75% 4/15/20 (f)		2,754	3,029
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,486	4,342
			57,448
TOTAL FINANCIALS			721,028
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		2,270	2,491
Health Care Providers & Services - 3.0%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	5,028
7.125% 7/15/20		13,575	14,084
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,885
DaVita, Inc.:
5.75% 8/15/22		9,960	10,085
6.625% 11/1/20		10,185	10,923
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (f)		15,215	16,432
5.875% 1/31/22 (f)		8,815	9,300
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	5,896
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	5,748
5.875% 3/15/22		19,190	19,814
5.875% 5/1/23		20,650	20,392
6.25% 2/15/21		5,850	6,121
6.5% 2/15/20		9,920	10,900
7.25% 9/15/20		18,835	20,530
7.5% 2/15/22		12,110	13,291
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.: - continued
7.75% 5/15/21		$ 26,188	$ 28,610
8% 10/1/18		1,365	1,612
Health Management Associates, Inc. 7.375% 1/15/20		2,985	3,339
HealthSouth Corp.:
5.75% 11/1/24		3,000	2,963
8.125% 2/15/20		7,395	8,107
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	4,277
InVentiv Health, Inc. 11% 8/15/18 (f)		905	801
ResCare, Inc. 10.75% 1/15/19		2,735	3,063
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	2,990
8.125% 11/1/18		2,980	3,218
Tenet Healthcare Corp.:
4.375% 10/1/21		9,740	9,156
4.5% 4/1/21		4,300	4,074
4.75% 6/1/20		3,960	3,871
6% 10/1/20 (f)		4,400	4,593
6.25% 11/1/18		19,896	22,035
6.75% 2/1/20		1,140	1,169
6.875% 11/15/31		11,540	10,040
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,847
UHS Escrow Corp. 7% 10/1/18		1,020	1,089
			290,283
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,860	5,461
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,970	4,466
Pharmaceuticals - 0.8%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		9,870	10,512
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		1,340	1,374
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		3,070	3,101
6.75% 8/15/18 (f)		14,250	15,657
6.75% 8/15/21 (f)		9,090	9,635
6.875% 12/1/18 (f)		8,900	9,523
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International: - continued
7.5% 7/15/21 (f)		$ 7,215	$ 7,918
VPI Escrow Corp. 6.375% 10/15/20 (f)		18,005	18,973
			76,693
TOTAL HEALTH CARE			379,394
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	566
12% 11/1/14 pay-in-kind		1,536	1,562
Bombardier, Inc. 6.125% 1/15/23 (f)		4,810	4,774
GenCorp, Inc. 7.125% 3/15/21		1,340	1,434
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		15,595	16,843
7.125% 3/15/21		1,675	1,838
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,840
			31,857
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (f)		2,630	2,564
5.375% 11/15/22 (f)		1,725	1,678
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,679
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		757	796
6.125% 4/29/18 (f)		1,720	1,797
7.25% 11/10/19		4,184	4,791
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,638	9,739
8.021% 8/10/22		3,040	3,420
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,239
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,905	2,114
8.028% 11/1/17		509	551
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,365
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,544	5,124
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2012-2:
Class A, 4.625% 12/3/26		$ 2,392	$ 2,428
Class B, 6.75% 12/3/22		1,868	1,984
Series 2013-1:
Class A, 3.95% 5/15/27		5,585	5,431
Class B, 5.375% 5/15/23		2,310	2,275
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		5,604	6,444
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,003
			65,422
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		770	791
USG Corp. 5.875% 11/1/21 (f)		970	1,009
			1,800
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21 (f)		4,375	4,594
APX Group, Inc. 8.75% 12/1/20 (f)		1,350	1,374
Bakercorp International, Inc. 8.25% 6/1/19		2,915	2,908
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		3,420	3,476
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,081
5.25% 8/1/20		3,395	3,497
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,393
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,525
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		885	915
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,955	2,999
R.R. Donnelley & Sons Co.:
7% 2/15/22		3,500	3,763
7.875% 3/15/21		4,975	5,522
Tervita Corp.:
8% 11/15/18 (f)		4,295	4,435
9.75% 11/1/19 (f)		4,890	4,792
10.875% 2/15/18 (f)		2,525	2,552
TMS International Corp. 7.625% 10/15/21 (f)		970	1,031
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Rentals North America, Inc. 8.375% 9/15/20		$ 6,995	$ 7,799
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		3,355	1,107
			62,763
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		1,565	1,581
MasTec, Inc. 4.875% 3/15/23		5,255	4,966
Odebrecht Finance Ltd. 7.5% (f)(g)		12,845	12,331
			18,878
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,505	2,355
6.5% 5/15/19 (f)		5,310	5,695
			8,050
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,880	4,868
Terex Corp. 6% 5/15/21		12,145	12,555
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		3,460	3,953
			21,376
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		5,205	5,309
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		5,710	5,739
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		2,705	2,918
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,507
			17,473
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,575	2,678
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,485	3,921
Shortline PLC 9.5% 5/21/18 (f)		1,900	1,705
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,696
Western Express, Inc. 12.5% 4/15/15 (f)		4,010	2,526
			16,526
Trading Companies & Distributors - 2.0%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,185	1,283
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.:
4.625% 12/15/18		$ 3,405	$ 3,431
6.25% 12/1/19		5,850	6,267
7.625% 4/15/20		3,750	4,209
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,118
4.625% 4/15/21		6,645	6,346
5.75% 5/15/16		7,580	8,120
5.875% 4/1/19		19,260	20,512
6.25% 5/15/19		19,100	20,676
6.75% 9/1/16 (f)		6,715	7,487
7.125% 9/1/18 (f)		27,064	31,327
8.25% 12/15/20		21,490	25,143
8.625% 1/15/22		21,585	25,508
8.75% 3/15/17		16,360	19,264
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,505	1,584
			188,275
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		6,887	6,956
TOTAL INDUSTRIALS			439,376
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		3,115	3,119
6.75% 11/15/20 (f)		7,530	7,822
8.875% 1/1/20 (f)		2,695	3,005
Avaya, Inc. 10.5% 3/1/21 (f)		5,140	4,909
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		3,330	3,080
Lucent Technologies, Inc.:
6.45% 3/15/29		9,235	8,173
6.5% 1/15/28		4,045	3,539
			33,647
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		$ 9,740	$ 9,107
7% 11/1/21		6,295	6,948
			16,055
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		1,940	2,086
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,665
5% 2/15/23		2,495	2,339
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,544
			11,634
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,550	3,692
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,721
j2 Global, Inc. 8% 8/1/20		3,460	3,737
VeriSign, Inc. 4.625% 5/1/23		4,375	4,178
			15,328
IT Services - 0.6%
Audatex North America, Inc.:
6% 6/15/21 (f)		9,200	9,637
6.125% 11/1/23 (f)		1,345	1,385
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,360	2,720
First Data Corp.:
11.25% 1/15/21 (f)		3,945	4,354
11.75% 8/15/21 (f)		16,305	17,202
11.75% 8/15/21 (f)(h)		2,815	2,970
Neustar, Inc. 4.5% 1/15/23		1,850	1,670
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		11,774	13,069
13.375% 10/15/19		7,155	8,282
			61,289
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		5,520	5,561
5.75% 2/15/21 (f)		5,005	5,230
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV/NXP Funding LLC: - continued
5.75% 3/15/23 (f)		$ 11,595	$ 11,798
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	0
			22,589
Software - 0.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		18,545	19,194
6.125% 9/15/23 (f)		4,825	5,030
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		4,665	4,805
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,445	2,390
SAP AG 2.125% 11/13/19	EUR	8,600	11,839
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(l)		3,425	3,528
			46,786
TOTAL INFORMATION TECHNOLOGY			207,328
MATERIALS - 3.7%
Chemicals - 1.3%
Axiall Corp. 4.875% 5/15/23 (f)		1,585	1,498
Chemtura Corp. 5.75% 7/15/21		2,355	2,387
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		2,690	2,636
Hexion U.S. Finance Corp. 6.625% 4/15/20		11,765	12,059
LSB Industries, Inc. 7.75% 8/1/19 (f)		1,680	1,764
Momentive Performance Materials, Inc. 10% 10/15/20		17,435	18,263
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		44,218	46,539
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,091
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(l)		7,545	7,885
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		3,380	3,388
PolyOne Corp.:
5.25% 3/15/23		3,085	3,008
7.375% 9/15/20		1,845	2,039
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		2,120	2,046
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,413
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	7,793
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		$ 9,985	$ 10,310
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,612
			127,731
Construction Materials - 0.1%
CEMEX Finance LLC 9.375% 10/12/22 (f)		2,430	2,740
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	3,328
			6,068
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		1,145	1,134
7% 11/15/20 (f)		3,005	3,035
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		5,435	5,544
6% 6/15/17 (f)		2,720	2,754
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	2,194
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,481
7.5% 12/15/96		3,685	3,409
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,539
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		2,600	2,847
8.375% 6/15/19 (f)		3,515	3,858
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,470
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,480
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		3,147	3,572
			54,317
Metals & Mining - 1.6%
Aleris International, Inc.:
6% 6/1/20 (f)		33	66
9% 12/15/14 pay-in-kind (c)(l)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		3,935	4,358
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		1,040	1,089
Edgen Murray Corp. 8.75% 11/1/20 (f)		5,920	6,778
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA:
6.5% 4/22/20 (f)		$ 2,625	$ 2,448
8.25% 11/10/15 (f)		8,815	9,344
9.5% 4/24/18 (Reg. S)		3,150	3,437
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		6,325	6,720
6.875% 2/1/18 (f)		7,685	8,088
6.875% 4/1/22 (f)		9,290	10,126
8.25% 11/1/19 (f)		20,335	22,826
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		4,665	3,772
4.875% 10/7/20 (Reg. S)		400	323
IAMGOLD Corp. 6.75% 10/1/20 (f)		6,945	5,973
Inmet Mining Corp. 7.5% 6/1/21 (f)		3,015	3,151
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	428
10.25% 5/20/15 (f)		5,595	5,693
10.25% 5/20/15 (Reg. S)		250	254
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		2,265	1,880
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		1,135	284
New Gold, Inc.:
6.25% 11/15/22 (f)		4,520	4,373
7% 4/15/20 (f)		1,480	1,521
Nord Gold NV 6.375% 5/7/18 (f)		4,175	3,914
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		5,670	5,457
5.625% 4/29/20 (Reg. S)		500	481
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,685	1,875
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,435	3,555
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,425
11.25% 10/15/18		10,610	11,247
Severstal Columbus LLC 10.25% 2/15/18		5,200	5,512
Southern Copper Corp.:
6.75% 4/16/40		2,685	2,600
7.5% 7/27/35		3,875	4,038
Steel Dynamics, Inc. 5.25% 4/15/23		2,365	2,365
			151,401
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,484
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Clearwater Paper Corp. 7.125% 11/1/18		$ 1,225	$ 1,308
NewPage Corp.:
6.4919% 5/1/49 (c)(l)		1,770	0
11.375% 12/31/14 (c)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,431
			10,223
TOTAL MATERIALS			349,740
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.8%
Altice Financing SA:
6.5% 1/15/22 (f)		1,935	1,954
7.875% 12/15/19 (f)		4,820	5,242
Altice Finco SA:
8.125% 1/15/24 (f)		1,170	1,201
9.875% 12/15/20 (f)		5,655	6,362
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,699
9% 8/15/31		3,655	3,591
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,760
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		5,810	6,021
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	11,262
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	5,289
Frontier Communications Corp.:
8.5% 4/15/20		12,120	13,574
8.75% 4/15/22		6,585	7,309
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		3,105	3,369
7.375% 7/29/20		620	673
Koninklijke KPN NV 3.25% 2/1/21	EUR	5,364	7,476
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,792
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,210
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,220
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,852
Sprint Capital Corp.:
6.875% 11/15/28		30,795	29,024
8.75% 3/15/32		8,031	8,613
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		$ 2,785	$ 2,896
6.75% 12/13/22 (Reg. S)		200	208
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	8,350	10,857
TW Telecom Holdings, Inc.:
5.375% 10/1/22		11,580	11,377
5.375% 10/1/22 (f)		3,980	3,910
6.375% 9/1/23 (f)		2,355	2,449
U.S. West Communications:
6.875% 9/15/33		2,535	2,449
7.25% 9/15/25		535	570
7.25% 10/15/35		1,455	1,409
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,737
			170,355
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	43,400	3,016
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,105
Digicel Group Ltd.:
6% 4/15/21 (f)		28,475	27,478
7% 2/15/20 (f)		980	990
8.25% 9/1/17 (f)		10,205	10,613
8.25% 9/30/20 (f)		47,595	49,261
10.5% 4/15/18 (f)		34,610	37,033
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		19,610	18,654
7.25% 4/1/19		11,235	12,134
7.25% 10/15/20		15,330	16,767
7.5% 4/1/21		27,065	29,839
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		8,355	8,668
6.625% 4/1/23 (f)		10,466	10,806
7.875% 9/1/18		3,933	4,223
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,560	2,419
MTS International Funding Ltd.:
5% 5/30/23 (f)		6,050	5,657
8.625% 6/22/20 (f)		8,840	10,420
NII Capital Corp. 7.625% 4/1/21		2,070	849
Sprint Corp. 7.125% 6/15/24 (f)		7,865	7,983
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		3,405	3,465
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19		$ 6,935	$ 7,368
6.5% 1/15/24		6,145	6,222
6.542% 4/28/20		6,935	7,368
6.633% 4/28/21		5,115	5,384
6.731% 4/28/22		3,775	3,935
6.836% 4/28/23		3,160	3,279
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,975	6,363
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		4,465	4,845
VimpelCom Holdings BV 5.2% 2/13/19 (f)		2,790	2,790
			315,934
TOTAL TELECOMMUNICATION SERVICES			486,289
UTILITIES - 2.7%
Electric Utilities - 0.1%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,543
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,496
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		6,409	4,342
Majapahit Holding BV 7.75% 1/20/20 (f)		2,110	2,321
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,146
			14,848
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,185	2,352
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,918
8% 3/1/32		3,550	4,539
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,557
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,966
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		14,285	13,749
			34,081
Independent Power Producers & Energy Traders - 2.2%
Atlantic Power Corp. 9% 11/15/18		9,120	9,508
Calpine Corp.:
7.5% 2/15/21 (f)		5,058	5,520
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.: - continued
7.875% 7/31/20 (f)		$ 13,547	$ 14,834
7.875% 1/15/23 (f)		14,796	16,165
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	7,580
11.25% 11/1/17 pay-in-kind (l)		8,822	6,087
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		7,430	7,690
10% 12/1/20		30,278	32,170
10% 12/1/20 (f)		11,210	11,883
11% 10/1/21		30,866	34,338
12.25% 3/1/22 (f)		31,045	36,478
Listrindo Capital BV 6.95% 2/21/19 (f)		1,890	1,970
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,880	3,521
The AES Corp. 4.875% 5/15/23		5,485	5,128
TXU Corp.:
5.55% 11/15/14		1,864	755
6.5% 11/15/24		15,240	5,334
6.55% 11/15/34		29,755	10,414
			209,375
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		3,690	4,013
TOTAL UTILITIES			262,317
TOTAL NONCONVERTIBLE BONDS (Cost $4,085,977)			4,270,657
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		8,670	8,640
Tennessee Valley Authority:
1.75% 10/15/18		15,059	14,958
3.5% 12/15/42		4,504	3,537
5.25% 9/15/39		2,111	2,233
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.375% 4/1/56		$ 7,000	$ 7,154
5.88% 4/1/36		2,203	2,544
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			39,066
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds:
3.125% 2/15/43		39,457	33,637
3.625% 8/15/43		106,362	100,030
3.75% 11/15/43		4,000	3,851
5.25% 2/15/29		18,341	22,021
5.375% 2/15/31		24,494	29,936
6.125% 8/15/29 (j)		9,280	12,160
7.5% 11/15/16 (k)		2,850	3,396
7.5% 11/15/24		5,690	8,024
7.875% 2/15/21		6,800	9,242
8.125% 5/15/21		9,286	12,839
9.875% 11/15/15		11,595	13,646
U.S. Treasury Notes:
0.25% 7/15/15		59,225	59,225
0.25% 10/15/15		89,236	89,117
0.25% 10/31/15		61,145	61,059
0.25% 4/15/16		3,728	3,708
0.25% 5/15/16		10,407	10,343
0.375% 1/15/16		137,003	136,949
0.5% 7/31/17		61,952	60,631
0.625% 7/15/16		53,392	53,455
0.625% 4/30/18		28,163	27,151
0.75% 6/30/17		46,912	46,414
0.875% 1/31/17		1,865	1,867
0.875% 1/31/18		68,149	66,823
0.875% 7/31/19		34,096	32,082
1% 9/30/16		25,787	26,007
1% 10/31/16		29,941	30,166
1% 5/31/18		28,936	28,294
1.25% 10/31/18		44,442	43,543
1.25% 11/30/18		13,000	12,715
1.375% 11/30/15		14,493	14,773
1.375% 7/31/18		4,355	4,314
1.375% 9/30/18		11,963	11,810
1.5% 12/31/18		24,179	23,894
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 8/31/17		$ 7,700	$ 7,903
1.875% 9/30/17		5,400	5,537
1.875% 10/31/17		13,764	14,105
2.375% 7/31/17		20,000	20,892
2.375% 6/30/18		7,978	8,270
2.375% 12/31/20		102,415	101,887
2.5% 8/15/23		31,741	30,424
2.625% 4/30/16		3,137	3,291
2.75% 11/30/16		10,000	10,569
2.75% 11/15/23		82,423	80,491
3% 9/30/16		8,408	8,935
3% 2/28/17		66,584	70,948
3.125% 10/31/16		5,033	5,370
3.5% 2/15/18		18,226	19,777
4.5% 5/15/17		13,745	15,337
TOTAL U.S. TREASURY OBLIGATIONS			1,496,858
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5185% 12/7/20 (NCUA Guaranteed) (l)		2,910	2,913
Series 2011-R1 Class 1A, 0.6185% 1/8/20 (NCUA Guaranteed) (l)		5,421	5,452
Series 2011-R4 Class 1A, 0.5485% 3/6/20 (NCUA Guaranteed) (l)		2,557	2,563
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,605
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,287
3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,370
TOTAL OTHER GOVERNMENT RELATED			73,190
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,615,916)			1,609,114
U.S. Government Agency - Mortgage Securities - 3.3%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 0.6%
1.926% 9/1/33 (l)		$ 559	$ 581
1.986% 11/1/35 (l)		382	398
2.048% 10/1/35 (l)		40	42
2.153% 11/1/33 (l)		114	118
2.3% 1/1/35 (l)		285	301
2.303% 6/1/36 (l)		46	48
2.337% 9/1/36 (l)		155	165
2.361% 3/1/33 (l)		144	152
2.362% 2/1/36 (l)		62	66
2.526% 11/1/36 (l)		50	53
2.536% 6/1/42 (l)		499	510
2.588% 5/1/36 (l)		61	65
2.601% 7/1/35 (l)		225	239
2.614% 6/1/47 (l)		148	156
2.631% 2/1/37 (l)		562	597
2.769% 4/1/36 (l)		394	419
2.928% 8/1/35 (l)		858	912
2.949% 11/1/40 (l)		328	343
2.959% 9/1/41 (l)		377	393
3.093% 10/1/41 (l)		173	180
3.171% 3/1/42 (l)		14,589	15,205
3.223% 7/1/41 (l)		593	624
3.349% 10/1/41 (l)		339	356
3.5% 1/1/26 to 9/1/26		125	130
3.551% 7/1/41 (l)		611	645
5% 5/1/22 to 12/1/22		11,040	11,775
5.5% 5/1/15 to 11/1/34		14,814	16,212
6% 6/1/16 to 10/1/16		48	50
6.19% 3/1/37 (l)		25	26
6.5% 8/1/14 to 8/1/36		6,969	7,816
7.5% 1/1/28		32	37
TOTAL FANNIE MAE			58,614
Freddie Mac - 0.3%
1.82% 3/1/35 (l)		167	173
2.012% 5/1/37 (l)		78	81
2.021% 2/1/37 (l)		56	58
2.05% 6/1/37 (l)		32	33
2.095% 8/1/37 (l)		93	98
2.105% 1/1/36 (l)		93	98
2.166% 6/1/33 (l)		325	342
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.2% 3/1/37 (l)		$ 37	$ 39
2.272% 1/1/37 (l)		395	416
2.348% 10/1/35 (l)		258	269
2.35% 7/1/35 (l)		178	188
2.375% 10/1/36 (l)		428	454
2.375% 5/1/37 (l)		80	85
2.385% 5/1/37 (l)		575	610
2.409% 5/1/37 (l)		1,065	1,132
2.437% 6/1/37 (l)		294	313
2.49% 9/1/35 (l)		82	87
2.492% 4/1/35 (l)		8	9
2.5% 6/1/37 (l)		63	66
2.548% 2/1/36 (l)		6	6
2.595% 4/1/37 (l)		9	9
2.673% 7/1/35 (l)		283	300
2.699% 4/1/37 (l)		98	103
2.795% 7/1/36 (l)		143	152
3.01% 10/1/35 (l)		63	67
3.082% 9/1/41 (l)		3,141	3,273
3.227% 4/1/41 (l)		367	385
3.242% 9/1/41 (l)		337	353
3.281% 6/1/41 (l)		451	473
3.46% 5/1/41 (l)		387	408
3.624% 6/1/41 (l)		589	622
3.715% 5/1/41 (l)		574	607
5.5% 11/1/18 to 7/1/35		12,105	13,006
6% 1/1/24		2,074	2,279
6.5% 7/1/14 to 3/1/22		974	1,057
8.5% 3/1/20		2	2
TOTAL FREDDIE MAC			27,653
Ginnie Mae - 2.4%
4% 6/15/24 to 3/15/26		8,491	9,020
4.3% 8/20/61 (q)		3,428	3,692
4.5% 3/15/25 to 6/15/25		6,424	6,883
4.515% 3/20/62 (q)		11,747	12,782
4.53% 10/20/62 (q)		3,463	3,778
4.55% 5/20/62 (q)		21,399	23,320
4.556% 12/20/61 (q)		12,799	13,930
4.604% 3/20/62 (q)		6,132	6,693
4.626% 3/20/62 (q)		4,288	4,678
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
4.649% 2/20/62 (q)		$ 2,327	$ 2,542
4.65% 3/20/62 (q)		3,988	4,358
4.682% 2/20/62 (q)		3,069	3,352
4.684% 1/20/62 (q)		13,861	15,166
4.751% 12/20/60 (q)		3,393	3,680
4.804% 3/20/61 (q)		8,032	8,751
4.834% 3/20/61 (q)		14,289	15,587
5.47% 8/20/59 (q)		2,157	2,306
5.492% 4/20/60 (q)		9,261	10,269
5.5% 11/15/35		2,653	2,930
5.612% 4/20/58 (q)		3,344	3,494
6% 6/15/36 to 9/15/40		28,853	32,080
6.5% 8/20/38 to 9/20/38		34,734	38,954
7% 9/15/25 to 8/15/31		27	31
7.5% 2/15/22 to 8/15/28		54	63
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			228,339
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $313,217)			314,606
Asset-Backed Securities - 0.0%

Tesco Property Finance 2 PLC 6.0517% 10/13/39 (Cost $2,283)	GBP	1,186	2,195
Collateralized Mortgage Obligations - 3.6%

U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6646% 9/25/23 (l)		817	821
Series 2010-15 Class FJ, 1.0946% 6/25/36 (l)		6,618	6,786
Series 2010-86 Class FE, 0.6146% 8/25/25 (l)		803	808
Series 2013-121 Class SA, 5.9354% 12/25/43 (l)(n)(o)		26,909	3,545
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		4,019	4,286
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		30	31
Series 2003-113 Class PE, 4% 11/25/18		1,067	1,124
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		$ 656	$ 710
Series 2004-80 Class LD, 4% 1/25/19		291	295
Series 2005-19 Class PA, 5.5% 7/25/34		2,505	2,717
Series 2005-27 Class NE, 5.5% 5/25/34		3,401	3,600
Series 2005-52 Class PB, 6.5% 12/25/34		224	233
Series 2005-64 Class PX, 5.5% 6/25/35		2,400	2,632
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,427
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,747
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		103	110
Series 2003-117 Class MD, 5% 12/25/23		1,470	1,595
Series 2004-91 Class Z, 5% 12/25/34		5,145	5,581
Series 2004-95 Class AN, 5.5% 1/25/25		315	321
Series 2005-117 Class JN, 4.5% 1/25/36		808	856
Series 2005-14 Class ZB, 5% 3/25/35		2,238	2,432
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,887
Series 2006-72 Class CY, 6% 8/25/26		2,076	2,311
Series 2009-14 Class EB, 4.5% 3/25/24		3,484	3,695
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,081
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,658
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		513	45
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		766	68
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		3,679	628
Series 2010-39 Class FG, 1.0846% 3/25/36 (l)		4,125	4,228
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		1,616	167
Series 2011-67 Class AI, 4% 7/25/26 (n)		1,127	132
Series 2013-40 Class PV, 2% 1/25/26		5,414	5,477
Freddie Mac:
floater:
Series 2630 Class FL, 0.6666% 6/15/18 (l)		26	26
Series 2711 Class FC, 1.0666% 2/15/33 (l)		2,664	2,711
floater planned amortization class Series 2770 Class FH, 0.5666% 3/15/34 (l)		2,568	2,584
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		2,643	2,727
Series 2101 Class PD, 6% 11/15/28		76	83
Series 2115 Class PE, 6% 1/15/14		0*	0*
Series 2376 Class JE, 5.5% 11/15/16		101	106
Series 2381 Class OG, 5.5% 11/15/16		58	61
Series 2425 Class JH, 6% 3/15/17		141	149
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2672 Class MG, 5% 9/15/23		$ 3,360	$ 3,683
Series 2695 Class DG, 4% 10/15/18		2,221	2,336
Series 2996 Class MK, 5.5% 6/15/35		241	266
Series 3415 Class PC, 5% 12/15/37		1,201	1,285
Series 3763 Class QA, 4% 4/15/34		2,591	2,722
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,815
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,675	7,454
Series 2303 Class ZV, 6% 4/15/31		190	210
Series 2877 Class ZD, 5% 10/15/34		6,683	7,193
Series 3277 Class B, 4% 2/15/22		2,800	2,967
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,267
Series 3578 Class B, 4.5% 9/15/24		3,740	3,957
Series 4176 Class BA, 3% 2/15/33		3,608	3,703
Series 2715 Class NG, 4.5% 12/15/18		1,657	1,758
Series 4181 Class LA, 3% 3/15/37		5,024	5,099
Series 4182 Class BA, 3% 6/15/37		20,251	20,729
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.668% 7/20/37 (l)		1,429	1,437
Series 2008-2 Class FD, 0.648% 1/20/38 (l)		360	362
Series 2008-73 Class FA, 1.028% 8/20/38 (l)		2,098	2,134
Series 2008-83 Class FB, 1.068% 9/20/38 (l)		2,173	2,211
Series 2009-108 Class CF, 0.7666% 11/16/39 (l)		1,770	1,786
Series 2009-116 Class KF, 0.6966% 12/16/39 (l)		1,526	1,536
Series 2010-9 Class FA, 0.6866% 1/16/40 (l)		2,423	2,438
Series 2010-H17 Class FA, 0.494% 7/20/60 (l)(q)		5,845	5,763
Series 2010-H18 Class AF, 0.4685% 9/20/60 (l)(q)		6,249	6,166
Series 2010-H19 Class FG, 0.4685% 8/20/60 (l)(q)		8,002	7,898
Series 2010-H27 Series FA, 0.5485% 12/20/60 (l)(q)		2,385	2,361
Series 2011-H05 Class FA, 0.6685% 12/20/60 (l)(q)		4,265	4,247
Series 2011-H07 Class FA, 0.6685% 2/20/61 (l)(q)		7,567	7,535
Series 2011-H12 Class FA, 0.6585% 2/20/61 (l)(q)		9,652	9,608
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H13 Class FA, 0.6685% 4/20/61 (l)(q)		$ 3,849	$ 3,833
Series 2011-H14:
Class FB, 0.6685% 5/20/61 (l)(q)		4,455	4,434
Class FC, 0.6685% 5/20/61 (l)(q)		4,175	4,157
Series 2011-H17 Class FA, 0.6985% 6/20/61 (l)(q)		5,577	5,562
Series 2011-H21 Class FA, 0.7685% 10/20/61 (l)(q)		6,074	6,074
Series 2012-H01 Class FA, 0.8685% 11/20/61 (l)(q)		5,072	5,093
Series 2012-H03 Class FA, 0.8685% 1/20/62 (l)(q)		3,105	3,119
Series 2012-H06 Class FA, 0.7985% 1/20/62 (l)(q)		4,853	4,859
Series 2012-H07 Class FA, 0.7985% 3/20/62 (l)(q)		2,883	2,886
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		819	832
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		629	636
Series 2010-99 Class PT, 3.5% 8/20/33		807	817
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		2,229	460
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,109
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		8,669	9,243
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		11,686	12,895
Series 2010-H17 Class XP, 5.3019% 7/20/60 (l)(q)		16,570	18,276
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		12,596	13,844
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,992	12,226
Class ZC, 5.5% 7/16/34		10,935	11,873
Series 2012-64 Class KB, 3.7316% 5/20/41 (l)		1,788	2,020
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $345,412)			344,655
Commercial Mortgage Securities - 1.5%
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.516% 4/25/19 (l)		$ 7,377	$ 7,363
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,480	2,640
Series K014 Class A2, 3.871% 4/25/21		6,110	6,407
Series K015 Class A2, 3.23% 7/25/21		10,980	11,044
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,155
Series K009 Class A2, 3.808% 8/25/20		20,970	22,081
Series K017 Class A2, 2.873% 12/25/21		15,590	15,228
Series K034 Class A1, 2.669% 2/25/23		9,484	9,532
Series K031 Class A2, 3.3% 4/25/23		23,900	23,579
Series K032 Class A1, 3.016% 2/25/23		19,141	19,747
Series K501 Class A2, 1.655% 11/25/16		5,440	5,520
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $141,652)			138,296
Foreign Government and Government Agency Obligations - 22.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,529	3,396
2.5% 12/31/38 (e)		2,570	1,047
7% 10/3/15		23,415	22,958
Aruba Government 4.625% 9/14/23 (f)		2,340	2,217
Bahamian Republic 6.95% 11/20/29 (f)		2,075	2,262
Bahrain Kingdom:
5.5% 3/31/20		1,450	1,494
6.125% 8/1/23 (f)		2,060	2,117
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(p)		500,000	0
value recovery B rights 1/2/21 (a)(p)		750,000	0
Barbados Government 7% 8/4/22 (f)		1,783	1,560
Belarus Republic:
8.75% 8/3/15 (Reg. S)		12,955	13,117
8.95% 1/26/18		2,795	2,837
Brazilian Federative Republic:
4.25% 1/7/25		4,231	4,030
5.625% 1/7/41		11,175	10,756
7.125% 1/20/37		8,520	9,755
8.25% 1/20/34		5,940	7,499
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic: - continued
12.25% 3/6/30		$ 6,540	$ 11,151
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		4,250	3,708
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	92,200	128,955
5.5% 11/1/22	EUR	51,250	79,346
Canadian Government:
0.75% 5/1/14	CAD	104,350	98,169
1.25% 3/1/18	CAD	55,375	50,967
1.5% 6/1/23	CAD	62,600	52,750
3.5% 12/1/45	CAD	26,850	26,535
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	1,103
City of Buenos Aires 12.5% 4/6/15 (f)		6,500	6,841
Colombian Republic:
6.125% 1/18/41		4,240	4,537
7.375% 9/18/37		4,400	5,401
10.375% 1/28/33		7,910	11,608
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	187
Congo Republic 3.5% 6/30/29 (e)		12,928	11,441
Costa Rican Republic:
4.25% 1/26/23 (f)		2,865	2,607
4.375% 4/30/25 (f)		2,310	2,039
5.625% 4/30/43 (f)		640	542
Croatia Republic:
5.5% 4/4/23 (f)		4,115	4,012
6.25% 4/27/17 (f)		6,075	6,470
6.375% 3/24/21 (f)		4,715	4,956
6.625% 7/14/20 (f)		3,805	4,081
6.75% 11/5/19 (f)		4,210	4,557
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,570	1,468
5.875% 7/25/22		740	692
6.25% 10/4/20 (f)		7,185	7,077
6.25% 7/27/21 (f)		3,640	3,540
7.4% 1/22/15 (f)		6,150	6,381
Dominican Republic:
1.1593% 8/30/24 (l)		6,663	5,664
5.875% 4/18/24 (f)		2,695	2,580
7.5% 5/6/21 (f)		5,740	6,285
9.04% 1/23/18 (f)		3,876	4,186
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,495
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
El Salvador Republic: - continued
7.65% 6/15/35 (Reg. S)		$ 2,435	$ 2,374
8.25% 4/10/32 (Reg. S)		1,435	1,530
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	5,075	7,390
European Union 2.75% 9/21/21	EUR	14,000	20,506
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		1,900	1,952
French Government OAT 3.25% 5/25/45	EUR	7,400	9,784
Gabonese Republic 6.375% 12/12/24 (f)		826	828
Georgia Republic 6.875% 4/12/21 (f)		1,400	1,498
German Federal Republic:
0% 6/13/14	EUR	24,800	34,101
1.5% 2/15/23	EUR	45,545	60,789
3.25% 1/4/20	EUR	62,150	95,717
4.75% 7/4/34	EUR	14,650	26,566
Ghana Republic 7.875% 8/7/23 (f)		2,210	2,128
Hungarian Republic:
4.125% 2/19/18		4,432	4,454
5.75% 11/22/23		2,380	2,374
7.625% 3/29/41		7,065	7,727
Indonesian Republic:
3.375% 4/15/23 (f)		2,640	2,251
4.875% 5/5/21 (f)		7,805	7,727
5.25% 1/17/42 (f)		5,835	4,989
5.375% 10/17/23		500	499
5.875% 3/13/20 (f)		6,420	6,773
6.625% 2/17/37 (f)		5,025	5,075
7.75% 1/17/38 (f)		7,700	8,740
8.5% 10/12/35 (Reg. S)		9,515	11,561
11.625% 3/4/19 (f)		8,270	11,082
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,805	11,672
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	32,138
5.5% 12/4/23		12,385	14,248
Italian Republic 5% 9/1/40	EUR	27,775	39,368
Ivory Coast 7.1% 12/31/32 (e)		3,450	3,062
Japan Government:
0.1% 4/15/15	JPY	2,450,000	23,264
0.1% 10/15/15	JPY	8,337,000	79,146
1.1% 6/20/20	JPY	3,867,000	38,356
1.8% 3/20/43	JPY	1,250,000	12,067
1.9% 9/20/30	JPY	7,115,000	73,582
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Jordanian Kingdom:
2.503% 10/30/20		$ 25,601	$ 25,044
3.875% 11/12/15		3,285	3,285
Latvian Republic 2.75% 1/12/20 (f)		3,430	3,271
Lebanese Republic:
4% 12/31/17		12,058	11,817
4.75% 11/2/16		2,750	2,723
5.15% 11/12/18		2,815	2,776
5.45% 11/28/19		5,445	5,309
6.375% 3/9/20		4,120	4,197
Lithuanian Republic:
6.125% 3/9/21 (f)		4,090	4,633
6.625% 2/1/22 (f)		4,370	5,102
7.375% 2/11/20 (f)		3,115	3,734
Moroccan Kingdom:
4.25% 12/11/22 (f)		3,360	3,091
5.5% 12/11/42 (f)		1,900	1,596
Panamanian Republic:
4.3% 4/29/53		2,330	1,765
6.7% 1/26/36		1,850	2,067
8.875% 9/30/27		1,875	2,513
9.375% 4/1/29		570	791
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
5.625% 11/18/50		980	982
8.75% 11/21/33		6,490	9,232
Philippine Republic:
7.75% 1/14/31		7,230	9,544
9.5% 2/2/30		6,720	10,080
10.625% 3/16/25		4,955	7,606
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		3,520	3,353
5.95% 8/22/23 (f)		3,050	3,020
Provincia de Cordoba 12.375% 8/17/17 (f)		6,960	6,386
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		4,700	4,762
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,800	3,028
Republic of Armenia 6% 9/30/20 (f)		5,170	5,125
Republic of Iraq 5.8% 1/15/28 (Reg. S)		15,745	13,305
Republic of Namibia 5.5% 11/3/21 (f)		1,595	1,627
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Nigeria:
yield at date of purchase 0.12% 4/24/14	NGN	685,035	$ 4,127
5.125% 7/12/18 (f)		2,335	2,385
6.375% 7/12/23 (f)		1,230	1,267
6.75% 1/28/21 (f)		1,505	1,625
Republic of Serbia:
5.25% 11/21/17 (f)		1,845	1,850
5.875% 12/3/18 (f)		4,525	4,599
6.75% 11/1/24 (f)		9,437	9,284
7.25% 9/28/21 (f)		2,500	2,631
Republic of Zambia 5.375% 9/20/22 (f)		1,810	1,566
Romanian Republic:
4.375% 8/22/23 (f)		3,800	3,662
6.75% 2/7/22 (f)		7,002	7,947
Russian Federation:
4.875% 9/16/23 (f)		2,200	2,222
5.625% 4/4/42 (f)		6,400	6,344
5.875% 9/16/43 (f)		2,600	2,643
7.5% 3/31/30 (Reg. S)		38,463	44,887
12.75% 6/24/28 (Reg. S)		17,035	28,852
South African Republic 5.875% 9/16/25		1,355	1,409
Spanish Kingdom:
3.3% 7/30/16	EUR	30,350	43,182
5.15% 10/31/44	EUR	10,300	14,473
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		3,000	2,828
5.45% 2/9/17 (Reg. S)		665	708
Turkish Republic:
5.125% 3/25/22		3,795	3,634
5.625% 3/30/21		4,590	4,659
6% 1/14/41		4,040	3,570
6.25% 9/26/22		4,590	4,733
6.75% 4/3/18		5,480	5,980
6.75% 5/30/40		5,270	5,138
6.875% 3/17/36		10,920	10,811
7% 3/11/19		2,895	3,181
7.25% 3/5/38		7,510	7,717
7.375% 2/5/25		11,420	12,405
7.5% 11/7/19		6,065	6,853
8% 2/14/34		2,075	2,306
11.875% 1/15/30		3,915	5,877
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		$ 6,970	$ 6,378
Ukraine Government:
6.25% 6/17/16 (f)		3,445	3,212
6.75% 11/14/17 (f)		2,715	2,505
7.5% 4/17/23 (Reg. S)		1,000	896
7.75% 9/23/20 (f)		4,450	4,105
7.8% 11/28/22 (f)		3,940	3,561
7.95% 6/4/14 (f)		12,610	12,610
7.95% 6/4/14 (Reg.S)		2,640	2,640
7.95% 2/23/21 (f)		3,575	3,293
9.25% 7/24/17 (f)		7,475	7,391
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,495	1,783
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/22	GBP	5,700	8,623
2.25% 3/7/14	GBP	91,275	151,631
3.5% 7/22/68	GBP	33,125	53,514
United Mexican States:
4.75% 3/8/44		9,506	8,612
5.75% 10/12/2110		4,311	3,988
6.05% 1/11/40		10,990	11,952
6.75% 9/27/34		8,095	9,552
7.5% 4/8/33		2,900	3,647
8.3% 8/15/31		2,600	3,517
United Republic of Tanzania 6.3921% 3/9/20 (l)		3,630	3,780
Uruguay Republic 7.875% 1/15/33 pay-in-kind		7,700	9,548
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	2,440
6% 12/9/20		3,990	2,659
7% 3/31/38		3,410	2,131
8.5% 10/8/14		4,120	4,023
9% 5/7/23 (Reg. S)		14,845	11,060
9.25% 5/7/28 (Reg. S)		4,695	3,474
9.375% 1/13/34		5,025	3,726
11.75% 10/21/26 (Reg. S)		7,795	6,665
11.95% 8/5/31 (Reg. S)		13,505	11,506
12.75% 8/23/22		14,135	13,040
13.625% 8/15/18		7,505	7,355
Vietnamese Socialist Republic:
1.25% 3/12/16 (l)		2,809	2,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Vietnamese Socialist Republic: - continued
4% 3/12/28 (e)		$ 14,597	$ 12,845
6.875% 1/15/16 (f)		5,320	5,679
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,113,369)			2,150,325
Supranational Obligations - 0.2%

European Investment Bank 3% 10/14/33	EUR	6,500	8,930
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	7,335
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $15,686)			16,265
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.2%
Remy International, Inc.	122,400	2,854
TRW Automotive Holdings Corp. (a)	290,847	21,636
		24,490
Automobiles - 0.1%
General Motors Co. (a)	14,490	592
General Motors Co.:
warrants 7/10/16 (a)	140,844	4,389
warrants 7/10/19 (a)	140,844	3,258
Motors Liquidation Co. GUC Trust (a)	36,934	1,187
		9,426
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	32,078	48
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	37,963	55
Station Holdco LLC (a)(r)(t)	4,989,172	7,224
Station Holdco LLC:
unit (r)(t)	57,186	4
warrants 6/15/18 (a)(r)(t)	198,954	15
		7,298
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Haights Cross Communications, Inc. (a)	8,267	$ 0
Interpublic Group of Companies, Inc.	311,586	5,515
RDA Holding Co. warrants 2/19/14 (a)(t)	9,559	0
		5,515
TOTAL CONSUMER DISCRETIONARY		46,777
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	636
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (a)	3,883,237	0
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	68,275	1,262
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc.	20,500	563
Building Products - 0.1%
Nortek, Inc. (a)	130,387	9,727
Nortek, Inc. warrants 12/7/14 (a)	7,154	182
		9,909
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. rights (a)	1,532,251	0
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	545
Class B (a)	2,029	182
		727
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.2%
DeepOcean Group Holding BV (a)(f)	406,682	$ 11,408
TOTAL INDUSTRIALS		22,607
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	5,625	189
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	956
Spansion, Inc. Class A (a)	3,467	48
		1,004
TOTAL INFORMATION TECHNOLOGY		1,193
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	467	37
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	598
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	1,233
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	94,273	14
NewPage Corp. (i)	9,378	816
		830
TOTAL MATERIALS		2,698
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	220
TOTAL COMMON STOCKS (Cost $73,828)		75,393
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	$ 424
Nonconvertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	300,475	6,310
Wells Fargo & Co. 5.20%	654,311	13,139
		19,449
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	25,686	24,530
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	390,000	7,617
TOTAL FINANCIALS		51,596
TOTAL PREFERRED STOCKS (Cost $44,252)		52,020
Bank Loan Obligations - 1.9%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
Spotless Holdings Ltd.:
Tranche B 1LN, term loan 5% 10/2/18 (l)		$ 1,367	1,384
Tranche 2LN, term loan 8.75% 4/2/19 (l)		1,690	1,724
			3,108
Hotels, Restaurants & Leisure - 0.3%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (l)		1,573	1,579
Tranche 2LN, term loan 8.75% 2/20/20 (l)		1,575	1,600
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (l)		2,055	2,081
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)		2,295	2,421
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4884% 1/28/18 (l)		2,874	2,741
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (l)		$ 10,468	$ 10,547
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)		2,638	2,635
			23,604
Media - 0.2%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	7
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	5	4
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (l)		3,824	3,882
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (l)		11,426	11,398
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (l)		3,010	3,089
			18,380
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (l)		3,410	3,397
TOTAL CONSUMER DISCRETIONARY			48,489
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (l)		550	561
Tranche B 1LN, term loan 4.5% 9/26/19 (l)		1,720	1,731
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21 (s)		1,300	1,313
Tranche B 1LN, term loan 11/26/20 (s)		2,600	2,607
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)		2,865	2,908
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (l)		515	529
			9,649
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)		7,660	7,679
TOTAL CONSUMER STAPLES			17,328
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)		$ 3,223	$ 3,304
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (l)		3,201	3,149
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (l)		4,517	4,636
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)		13,905	14,114
Panda Sherman Power, LLC term loan 9% 9/14/18 (l)		2,000	2,045
Panda Temple Power, LLC term loan 7.25% 4/3/19 (l)		1,010	1,044
Samson Investment Co. Tranche B 2LN, term loan 9/25/18 (s)		1,015	1,015
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (l)		715	724
			30,031
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Moxie Patriot LLC Tranche B, term loan 12/19/20 (s)		1,105	1,120
Sheridan Investment Partners I term loan 12/16/20 (s)		1,465	1,471
Sheridan Production Partners I:
Tranche A, term loan 12/16/20 (s)		204	205
Tranche M, term loan 12/16/20 (s)		76	76
			2,872
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)		565	563
TOTAL FINANCIALS			3,435
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)		12,580	12,580
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. Tranche B, term loan 1/2/20 (s)		445	449
TOTAL HEALTH CARE			13,029
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.3%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2% 12/24/18 (l)		$ 7,515	$ 6,914
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (l)		1,736	1,747
Tranche B 2LN, term loan 8.25% 11/30/20 (l)		3,455	3,533
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)		1,756	1,774
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (l)		3,077	3,084
WTG Holdings III Corp.:
Tranche 2LN, term loan 12/12/21 (s)		430	428
Tranche B, term loan 12/12/20 (s)		465	463
			11,029
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (l)		8,738	8,760
TOTAL INDUSTRIALS			26,703
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 6/3/20 (s)		2,395	2,386
Software - 0.1%
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (l)		637	637
Tranche 2LN, term loan 8.25% 5/22/21 (l)		300	305
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (l)		6,565	6,860
			7,802
TOTAL INFORMATION TECHNOLOGY			10,188
MATERIALS - 0.1%
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (l)		793	806
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 12/18/20 (s)		4,345	4,334
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (l)		$ 807	$ 811
Tranche B 2LN, term loan 8.75% 1/25/21 (l)		490	499
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (l)		2,908	2,951
			4,261
TOTAL MATERIALS			9,401
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Consolidated Communications, Inc. Tranche B, term loan 12/23/20 (s)		380	380
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)		7,176	7,409
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (l)		395	405
			8,194
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (l)		3,385	3,377
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (l)		3,585	3,617
			6,994
TOTAL TELECOMMUNICATION SERVICES			15,188
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)		1,767	1,767
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)		$ 2,748	$ 2,779
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (l)		2,458	2,470
			5,249
TOTAL UTILITIES			7,016
TOTAL BANK LOAN OBLIGATIONS (Cost $175,983)			180,808
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)		3,877	3,625
Goldman Sachs 1.1875% 12/14/19 (l)		3,553	3,322
1.1875% 12/14/19 (l)		2,538	2,373
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,933)			9,320
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $30,810)	452,940	48,677
Preferred Securities - 0.9%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 8,120	8,545
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	7,335	7,276
		15,821
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	3,330	3,373
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	$ 3,000	$ 2,606
FINANCIALS - 0.6%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(l)	2,035	2,317
Diversified Financial Services - 0.6%
Bank of America Corp.:
5.2% (g)(l)	8,930	8,077
8% (g)(l)	3,065	3,482
8.125% (g)(l)	2,245	2,521
Citigroup, Inc. 5.95% (g)(l)	23,110	21,964
JPMorgan Chase & Co. 6% (g)(l)	23,845	23,405
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	380	374
		59,823
TOTAL FINANCIALS		62,140
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	241
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	5,950	4,919
TOTAL PREFERRED SECURITIES (Cost $91,419)		89,100
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 2.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $190,436)	190,435,620	$ 190,436
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $9,249,173)		9,491,867
NET OTHER ASSETS (LIABILITIES) - 0.6%		61,634
NET ASSETS - 100%		$ 9,553,501
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
184 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	$ 22,641	$ (433)
571 CBOT 2 Year U.S. Treasury Note Contracts	March 2014	125,513	(197)
270 CBOT 5 Year U.S. Treasury Note Contracts	March 2014	32,214	(408)
153 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	19,632	(233)
247 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	33,654	(786)
TOTAL TREASURY CONTRACTS		$ 233,654	$ (2,057)

The face value of futures purchased as a percentage of net assets is 2.4%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Nov. 2023	$ 87,922	3-month LIBOR	2.83%	$ 1,748	$ 0	$ 1,748

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
For the period, the average monthly notional amount for swaps in the aggregate was $89,996,000.
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,991,735,000 or 20.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security sold on a delayed delivery basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,145,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,340,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(s) The coupon rate will be determined upon settlement of the loan after period end.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,524,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 386
Fidelity Floating Rate Central Fund	2,942
Total	$ 3,328
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 60,326	$ -	$ 13,000	$ 48,677	3.5%
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,777	$ 39,431	$ -	$ 7,346
Consumer Staples	1,060	-	636	424
Financials	51,596	27,066	24,530	-
Health Care	1,262	-	-	1,262
Industrials	22,607	10,472	-	12,135
Information Technology	1,193	1,193	-	-
Materials	2,698	649	-	2,049
Utilities	220	220	-	-
Corporate Bonds	4,270,657	-	4,270,474	183
U.S. Government and Government Agency Obligations	1,609,114	-	1,609,114	-
U.S. Government Agency - Mortgage Securities	314,606	-	314,606	-
Asset-Backed Securities	2,195	-	2,195	-
Collateralized Mortgage Obligations	344,655	-	344,655	-
Commercial Mortgage Securities	138,296	-	138,296	-
Foreign Government and Government Agency Obligations	2,150,325	-	2,144,654	5,671
Supranational Obligations	16,265	-	16,265	-
Bank Loan Obligations	180,808	-	170,975	9,833
Sovereign Loan Participations	9,320	-	-	9,320
Fixed-Income Funds	48,677	48,677	-	-
Preferred Securities	89,100	-	81,824	7,276
Other	-	-	-	-
Money Market Funds	190,436	190,436	-	-
Total Investments in Securities:	$ 9,491,867	$ 318,144	$ 9,118,224	$ 55,499
Derivative Instruments:
Assets
Swaps	$ 1,748	$ -	$ 1,748	$ -
Liabilities
Futures Contracts	$ (2,057)	$ (2,057)	$ -	$ -
Total Derivative Instruments:	$ (309)	$ (2,057)	$ 1,748	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (2,057)
Swaps (b)	1,748	-
Total Value of Derivatives	$ 1,748	$ (2,057)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	63.6%
Canada	3.7%
Germany	2.6%
Italy	2.6%
United Kingdom	2.6%
Japan	2.4%
Luxembourg	2.2%
Bermuda	1.4%
Venezuela	1.4%
Netherlands	1.2%
Mexico	1.2%
Indonesia	1.1%
Cayman Islands	1.1%
Turkey	1.0%
Argentina	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,027,927)	$ 9,252,754
Fidelity Central Funds (cost $221,246)	239,113
Total Investments (cost $9,249,173)		$ 9,491,867
Restricted cash		1,532
Receivable for investments sold Regular delivery		50,468
Delayed delivery		880
Receivable for fund shares sold		9,953
Dividends receivable		90
Interest receivable		116,920
Distributions receivable from Fidelity Central Funds		221
Receivable for daily variation margin for derivative instruments		167
Prepaid expenses		23
Other receivables		3
Total assets		9,672,124

Liabilities
Payable to custodian bank	$ 4,111
Payable for investments purchased Regular delivery	45,069
Delayed delivery	3,112
Payable for fund shares redeemed	51,580
Distributions payable	5,953
Accrued management fee	4,543
Distribution and service plan fees payable	2,752
Other affiliated payables	1,367
Other payables and accrued expenses	136
Total liabilities		118,623

Net Assets		$ 9,553,501
Net Assets consist of:
Paid in capital		$ 9,316,336
Undistributed net investment income		30,953
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,917)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		240,129
Net Assets		$ 9,553,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,205,481 ÷ 347,466 shares)	$ 12.10

Maximum offering price per share (100/96.00 of $12.10)	$ 12.60
Class T: Net Asset Value and redemption price per share ($1,264,729 ÷ 104,550 shares)	$ 12.10

Maximum offering price per share (100/96.00 of $12.10)	$ 12.60
Class B: Net Asset Value and offering price per share ($137,324 ÷ 11,310 shares)A	$ 12.14

Class C: Net Asset Value and offering price per share ($1,766,793 ÷ 146,339 shares)A	$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,179,174 ÷ 177,758 shares)	$ 12.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Dividends		$ 6,716
Interest		502,891
Income from Fidelity Central Funds		3,328
Total income		512,935

Expenses
Management fee	$ 62,994
Transfer agent fees	16,395
Distribution and service plan fees	37,993
Accounting and security lending fees	1,624
Custodian fees and expenses	374
Independent trustees' compensation	43
Registration fees	302
Audit	127
Legal	53
Miscellaneous	102
Total expenses before reductions	120,007
Expense reductions	(3)	120,004
Net investment income (loss)		392,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,338
Fidelity Central Funds	4,711
Foreign currency transactions	(1,617)
Futures contracts	(67)
Swaps	11,092
Total net realized gain (loss)		79,457
Change in net unrealized appreciation (depreciation) on: Investment securities	(493,175)
Assets and liabilities in foreign currencies	1,034
Futures contracts	(1,910)
Swaps	(541)
Total change in net unrealized appreciation (depreciation)		(494,592)
Net gain (loss)		(415,135)
Net increase (decrease) in net assets resulting from operations		$ (22,204)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 392,931	$ 423,653
Net realized gain (loss)	79,457	177,978
Change in net unrealized appreciation (depreciation)	(494,592)	513,247
Net increase (decrease) in net assets resulting from operations	(22,204)	1,114,878
Distributions to shareholders from net investment income	(375,680)	(387,905)
Distributions to shareholders from net realized gain	(131,306)	(183,452)
Total distributions	(506,986)	(571,357)
Share transactions - net increase (decrease)	(2,254,341)	1,696,996
Total increase (decrease) in net assets	(2,783,531)	2,240,517

Net Assets
Beginning of period	12,337,032	10,096,515
End of period (including undistributed net investment income of $30,953 and undistributed net investment income of $72,826, respectively)	$ 9,553,501	$ 12,337,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77
Income from Investment Operations
Net investment income (loss) C	.449	.479	.536	.622	.681
Net realized and unrealized gain (loss)	(.441)	.776	.009	.500	2.345
Total from investment operations	.008	1.255	.545	1.122	3.026
Distributions from net investment income	(.431)	(.442)	(.572)	(.582)	(.566)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.598)	(.635)	(.855)	(.872)	(.666)
Net asset value, end of period	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13
Total Return A,B	.08%	10.57%	4.47%	9.48%	31.74%
Ratios to Average Net Assets D,F
Expenses before reductions	.98%	.98%	.99%	.99%	1.01%
Expenses net of fee waivers, if any	.98%	.98%	.99%	.99%	1.01%
Expenses net of all reductions	.98%	.98%	.99%	.99%	1.01%
Net investment income (loss)	3.61%	3.83%	4.29%	5.00%	6.14%
Supplemental Data
Net assets, end of period (in millions)	$ 4,205	$ 5,582	$ 4,746	$ 4,169	$ 3,725
Portfolio turnover rate E	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77
Income from Investment Operations
Net investment income (loss) C	.449	.479	.536	.621	.675
Net realized and unrealized gain (loss)	(.431)	.766	.009	.511	2.341
Total from investment operations	.018	1.245	.545	1.132	3.016
Distributions from net investment income	(.431)	(.442)	(.572)	(.582)	(.566)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.598)	(.635)	(.855)	(.872)	(.666)
Net asset value, end of period	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12
Total Return A,B	.17%	10.49%	4.48%	9.57%	31.64%
Ratios to Average Net Assets D,F
Expenses before reductions	.98%	.98%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.98%	.98%	.98%	.99%	1.01%
Expenses net of all reductions	.98%	.98%	.98%	.99%	1.01%
Net investment income (loss)	3.61%	3.83%	4.29%	5.00%	6.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,265	$ 1,554	$ 1,471	$ 1,571	$ 1,579
Portfolio turnover rate E	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80
Income from Investment Operations
Net investment income (loss) C	.362	.391	.449	.535	.600
Net realized and unrealized gain (loss)	(.432)	.765	.007	.509	2.348
Total from investment operations	(.070)	1.156	.456	1.044	2.948
Distributions from net investment income	(.343)	(.353)	(.483)	(.494)	(.488)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.510)	(.546)	(.766)	(.784)	(.588)
Net asset value, end of period	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16
Total Return A,B	(.54)%	9.67%	3.72%	8.77%	30.72%
Ratios to Average Net Assets D,F
Expenses before reductions	1.69%	1.69%	1.69%	1.70%	1.72%
Expenses net of fee waivers, if any	1.69%	1.69%	1.69%	1.70%	1.72%
Expenses net of all reductions	1.69%	1.69%	1.69%	1.70%	1.72%
Net investment income (loss)	2.90%	3.12%	3.59%	4.30%	5.43%
Supplemental Data
Net assets, end of period (in millions)	$ 137	$ 204	$ 244	$ 307	$ 348
Portfolio turnover rate E	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76
Income from Investment Operations
Net investment income (loss) C	.355	.384	.441	.528	.597
Net realized and unrealized gain (loss)	(.440)	.767	.010	.512	2.327
Total from investment operations	(.085)	1.151	.451	1.040	2.924
Distributions from net investment income	(.338)	(.348)	(.478)	(.490)	(.484)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.505)	(.541)	(.761)	(.780)	(.584)
Net asset value, end of period	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10
Total Return A,B	(.66)%	9.68%	3.71%	8.77%	30.60%
Ratios to Average Net Assets D,F
Expenses before reductions	1.73%	1.73%	1.74%	1.74%	1.75%
Expenses net of fee waivers, if any	1.73%	1.73%	1.74%	1.74%	1.75%
Expenses net of all reductions	1.73%	1.73%	1.74%	1.74%	1.75%
Net investment income (loss)	2.86%	3.08%	3.54%	4.26%	5.40%
Supplemental Data
Net assets, end of period (in millions)	$ 1,767	$ 2,238	$ 1,824	$ 1,609	$ 1,336
Portfolio turnover rate E	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87
Income from Investment Operations
Net investment income (loss) B	.484	.514	.570	.657	.710
Net realized and unrealized gain (loss)	(.437)	.779	.003	.514	2.361
Total from investment operations	.047	1.293	.573	1.171	3.071
Distributions from net investment income	(.460)	(.470)	(.600)	(.611)	(.591)
Distributions from net realized gain	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.627)	(.663)	(.883)	(.901)	(.691)
Net asset value, end of period	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25
Total Return A	.39%	10.78%	4.66%	9.80%	31.92%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.75%	.75%	.76%	.76%	.78%
Net investment income (loss)	3.84%	4.07%	4.52%	5.23%	6.37%
Supplemental Data
Net assets, end of period (in millions)	$ 2,179	$ 2,759	$ 1,812	$ 1,481	$ 1,156
Portfolio turnover rate D	135%	126%	221%	207%	202%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 449,175
Gross unrealized depreciation	(201,948)
Net unrealized appreciation (depreciation) on securities and other investments	$ 247,227

Tax Cost	$ 9,244,640

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,862
Net unrealized appreciation (depreciation)	$ 246,967

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Ordinary Income	$ 404,690	$ 469,242
Long-term Capital Gains	102,296	102,115
Total	$ 506,986	$ 571,357

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Restricted Cash. The Fund entered into transactions where cash was required to be held in escrow. The amount of restricted cash is reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts Purchased Options	$ (67) 1,335	$ (1,910) -
Swaps	11,092	(541)
Totals (a)	$ 12,360	$ (2,451)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable. For the period, the average monthly notional amount for purchased swaptions was $14,757.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,462,490 and $8,613,343, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 12,466	$ 179
Class T	-%	.25%	3,573	39
Class B	.65%	.25%	1,519	1,104
Class C	.75%	.25%	20,435	3,472
			$ 37,993	$ 4,794

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 412
Class T	64
Class B*	272
Class C*	276
$ 1,024

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 7,013.14
Class T	2,011.14
Class B	336.20
Class C	2,919.14
Institutional Class	4,116.16
	$ 16,395

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $61.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $184.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012
From net investment income
Class A	$ 172,638	$ 184,852
Class T	49,547	53,316
Class B	4,623	6,329
Class C	55,636	56,930
Institutional Class	93,236	86,478
Total	$ 375,680	$ 387,905
From net realized gain
Class A	$ 58,020	$ 83,442
Class T	17,276	23,291
Class B	1,893	3,121
Class C	24,319	33,426
Institutional Class	29,798	40,172
Total	$ 131,306	$ 183,452

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class A
Shares sold	67,582	127,635	$ 844,208	$ 1,591,154
Reinvestment of distributions	14,640	16,767	180,437	210,697
Shares redeemed	(174,793)	(97,467)	(2,165,571)	(1,216,353)
Net increase (decrease)	(92,571)	46,935	$ (1,140,926)	$ 585,498
Class T
Shares sold	18,626	25,754	$ 232,419	$ 322,003
Reinvestment of distributions	4,677	5,144	57,585	64,574
Shares redeemed	(41,312)	(30,210)	(512,416)	(377,041)
Net increase (decrease)	(18,009)	688	$ (222,412)	$ 9,536

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class B
Shares sold	313	1,036	$ 3,921	$ 12,969
Reinvestment of distributions	421	585	5,199	7,368
Shares redeemed	(5,431)	(5,747)	(67,694)	(71,921)
Net increase (decrease)	(4,697)	(4,126)	$ (58,574)	$ (51,584)
Class C
Shares sold	20,484	46,989	$ 255,848	$ 585,374
Reinvestment of distributions	5,148	5,565	63,209	69,818
Shares redeemed	(56,133)	(27,147)	(693,259)	(338,449)
Net increase (decrease)	(30,501)	25,407	$ (374,202)	$ 316,743
Institutional Class
Shares sold	57,763	108,793	$ 729,921	$ 1,371,632
Reinvestment of distributions	7,895	7,682	98,556	97,784
Shares redeemed	(102,739)	(49,978)	(1,286,704)	(632,613)
Net increase (decrease)	(37,081)	66,497	$ (458,227)	$ 836,803

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 20, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $117,468,711, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.0764% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $225,225,340 of distributions paid during the period January 1, 2013 to December 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SII-UANN-0214
1.787728.110

Item 2. Code of Ethics

As of the end of the period, December 31, 2013, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$97,000	$-	$7,500	$2,700

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$93,000	$-	$7,200	$2,000

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2013A	December 31, 2012A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$795,000	$955,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2013 A	December 31, 2012 A
Deloitte Entities	$1,690,000	$1,905,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 26, 2014